NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Equity and Income Fund - Class A (VKEIA)
11,175 shares (cost $99,991)	$92,980
Van Kampen Growth and Income Fund - Class A (VKGIA)
72,920 shares (cost $1,399,750)	1,354,133
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
30,302 shares (cost $665,227)	759,666
Aberdeen Small Cap Fund - Class A (PRSCA)
95,038 shares (cost $1,299,335)	1,358,097
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
75,889 shares (cost $771,649)	775,589
US Equity I Fund - Institutional Service Class (ADUES)
157,885 shares (cost $1,359,952)	1,460,439
American Century International Growth Fund - Class A (TCIGA)
9,769 shares (cost $87,603)	94,368
American Century International Growth Fund - Investor Class (TCIGR)
61,774 shares (cost $555,448)	594,270
Growth Fund - Investor Class (TCG)
224,777 shares (cost $4,568,979)	5,522,762
Income & Growth Fund - Class A (ACIGA)
58,616 shares (cost $1,683,678)	1,424,954
Income & Growth Fund - Investor Class (IGF)
104,421 shares (cost $2,967,096)	2,541,604
Short-Term Government Fund - Investor Class (BSTG)
217,347 shares (cost $2,105,821)	2,123,485
Ultra(R) Fund - Investor Class (TCUL)
262,095 shares (cost $6,782,450)	6,007,206
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
172,591 shares (cost $705,749)	673,106
Appreciation Fund, Inc. (DAF)
68,790 shares (cost $2,658,568)	2,788,060
Balanced Opportunity Fund - Class Z (DPBOZ)
47,549 shares (cost $789,807)	761,257
Dreyfus S&P 500 Index Fund (DSPI)
266,329 shares (cost $9,356,082)	9,153,729
Intermediate Term Income Fund - Class A (DPITIA)
112,962 shares (cost $1,393,248)	1,539,674
Opportunistic Small Cap Fund (DROSC)
347 shares (cost $7,540)	7,877
Third Century Fund, Inc. - Class Z (DTC)
53,413 shares (cost $433,017)	531,464
Bond Fund - Class F Shares (FBDF)
188,268 shares (cost $1,619,430)	1,737,715
Equity Income Fund, Inc. - Class F Shares (FEQIF)
6,295 shares (cost $103,932)	112,672
High Yield Trust (FHYT)
405,887 shares (cost $2,353,480)	2,325,732
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)
66,008 shares (cost $654,654)	648,201
Advisor Balanced Fund - Class A (FABA)
13,629 shares (cost $214,594)	202,795
Advisor Balanced Fund - Class T (FAB)
68,064 shares (cost $1,051,062)	1,021,646
Advisor Equity Growth Fund - Class A (FAEGA)
12,472 shares (cost $653,543)	671,508

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Advisor Equity Income Fund - Class A (FAEIA)
84,323 shares (cost $2,155,518)	1,896,414
Advisor Equity Income Fund - Class T (FAEI)
71,637 shares (cost $1,920,418)	1,635,462
Advisor Growth Opportunities Fund - Class A (FAGOA)
10,039 shares (cost $269,294)	349,264
Advisor Growth Opportunities Fund - Class T (FAGO)
50,684 shares (cost $1,756,133)	1,774,969
Advisor High Income Advantage Fund - Class T (FAHY)
64,380 shares (cost $599,736)	601,312
Advisor Overseas Fund - Class A (FAOA)
413 shares (cost $8,068)	6,074
Asset Manager 50% (FAM)
106,994 shares (cost $1,646,584)	1,607,045
Balance Sheet Investment Fund - Class A (FRBSI)
52,556 shares (cost $2,582,812)	2,042,866
Foreign Fund - Class A (TFF)
182,423 shares (cost $1,043,014)	1,079,944
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
220,169 shares (cost $5,164,527)	4,361,540
Small-Mid Cap Growth Fund - Class A (FSCG)
29,658 shares (cost $977,965)	1,002,432
Real Estate Fund - Class A (AREA)
51,416 shares (cost $1,158,775)	1,176,917
AIM Small Cap Growth Fund - Investor Class (ASCGI)
20,544 shares (cost $527,160)	585,307
Janus Balanced Fund - Class S (JBS)
49,275 shares (cost $1,179,495)	1,206,258
Janus Fund - Class T (JF)
122,403 shares (cost $2,819,353)	3,341,607
Janus Overseas Fund - Class S (JOS)
10,349 shares (cost $480,289)	323,721
Janus Twenty Fund - Class T (JTF)
247,985 shares (cost $11,837,921)	12,669,543
Janus Worldwide Fund - Class T (JWF)
45,060 shares (cost $1,726,336)	1,794,280
Janus Worldwide Fund - Class S (JWS)
4,732 shares (cost $159,712)	191,282
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
174,562 shares (cost $2,064,070)	2,010,949
MFS Strategic Income Fund - Class A (MSI)
203,275 shares (cost $1,267,098)	1,329,420
Bond Fund - Class D (NBF)
144,393 shares (cost $1,374,404)	1,423,712
Bond Index Fund - Class A (NBIXA)
33,990 shares (cost $390,944)	398,366
Fund - Class A (NFA)
85,351 shares (cost $1,232,672)	1,163,332
Fund - Class D (NF)
189,183 shares (cost $2,614,703)	2,542,617
Government Bond Fund - Class D (NGBF)
336,246 shares (cost $3,621,642)	3,554,116
Growth Fund - Class D (NGF)
41,664 shares (cost $255,363)	364,979
International Index Fund - Class A (NIIXA)
985 shares (cost $7,710)	6,153
Investor Destinations Aggressive Fund - Service Class (IDAS)
169,787 shares (cost $1,405,175)	1,370,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Investor Destinations Conservative Fund - Service Class (IDCS)
106,082 shares (cost $1,053,869)	1,085,217
Investor Destinations Moderate Fund - Service Class (IDMS)
526,103 shares (cost $5,124,393)	4,824,366
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
415,429 shares (cost $3,858,020)	3,622,537
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
136,690 shares (cost $1,285,243)	1,358,695
Mid Cap Market Index Fund - Class A (NMCIXA)
66,340 shares (cost $850,676)	871,709
Money Market Fund - Prime Shares (MMF)
8,451,519 shares (cost $8,451,519)	8,451,519
Money Market Fund - Service Class (MMFR)
4,151,664 shares (cost $4,151,664)	4,151,664
Nationwide Growth Fund - Class A (NGFA)
49,094 shares (cost $392,524)	417,303
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
130,300 shares (cost $1,050,764)	1,140,125
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
31,412 shares (cost $321,966)	320,407
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
226,610 shares (cost $2,177,011)	2,340,881
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
274,559 shares (cost $2,754,398)	2,737,354
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
77,177 shares (cost $741,610)	801,866
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
12,051 shares (cost $115,717)	105,082
S&P 500 Index Fund - Service Class (NIXR)
220,135 shares (cost $2,097,424)	2,289,403
Small Cap Index Fund - Class A (NSCIXA)
50,891 shares (cost $485,239)	552,171
Templeton NVIT International Value Fund - Class III (NVTIV3)
6,590 shares (cost $83,628)	70,050
Genesis Fund - Trust Class (NBGST)
188,076 shares (cost $8,557,575)	9,065,256
Guardian Fund - Investor Class (NBGF)
98,118 shares (cost $1,494,827)	1,402,112
Guardian Fund - Trust Class (NBGT)
14,154 shares (cost $182,999)	157,820
Partners Fund - Investor Class (PF)
112,354 shares (cost $3,040,668)	2,734,692
Partners Fund - Trust Class (NBPT)
11,253 shares (cost $251,003)	210,314
Short Duration Bond Fund - Investor Class (NLMB)
87,976 shares (cost $712,987)	691,491
Socially Responsive Fund - Trust Class (NBSRT)
65,789 shares (cost $1,029,840)	1,105,920
Champion Income Fund - Class A (OCHI)
234,330 shares (cost $465,214)	410,077
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
26,093 shares (cost $1,064,580)	1,117,294
Oppenheimer Global Fund - Class A (OGF)
76,233 shares (cost $4,343,065)	4,119,656
Oppenheimer Strategic Income Fund - Class A (OSI)
299,265 shares (cost $1,261,112)	1,218,007
PIMCO Total Return Fund - Class A (PMTRA)
294,267 shares (cost $3,280,652)	3,198,680

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VP International Fund - Class IV (ACVI4)
193,941 shares (cost $1,710,746)	1,439,043
Capital & Income Fund (FCI)
48,118 shares (cost $371,296)	417,180
Equity-Income Fund (FEI)
121,185 shares (cost $6,114,888)	5,006,165
High Income Portfolio - Initial Class (FHIP)
5,217 shares (cost $29,491)	28,118
Magellan Fund (FMG)
93,427 shares (cost $8,433,611)	5,884,062
Puritan Fund (FPR)
278,090 shares (cost $5,119,698)	4,919,410
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
106,164 shares (cost $1,649,462)	1,421,535
Templeton Foreign Securities Fund - Class 3 (TIF3)
181,283 shares (cost $2,413,982)	2,267,850
Global Securities Fund/VA - Class 4 (OVGS4)
175,327 shares (cost $5,057,101)	4,779,424
Voyager Fund - Class A (PVF)
11,221 shares (cost $239,684)	218,814
Dynamics Fund - Investor Class (IDF)
177,055 shares (cost $3,539,598)	3,663,274
Putnam International Equity Fund - Class A (PUIGA)
218 shares (cost $4,916)	3,481
Virtus Balanced Fund - Class A (PBF)
54,584 shares (cost $733,808)	730,332
Advisors Small Cap Fund - Class A (WRASCA)
55,674 shares (cost $767,887)	733,778
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)
121,627 shares (cost $2,222,943)	2,298,759
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)
5,902 shares (cost $176,213)	189,676
Advantage Funds(R) - Growth Fund - Investor Class (SGR)
27,761 shares (cost $776,046)	946,941
Advantage Funds(R) - Large Cap Core - Investor Class (WFLCCI)
11,675 shares (cost $86,774)	98,072
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
48,935 shares (cost $1,247,899)	1,476,850
Equity Value Fund - Administrative Class (WFEVAD)
54,595 shares (cost $638,243)	662,238

Total Investments	$195,851,724

Accounts Receivable	799

$195,852,523

Contract Owners’ Equity:
Accumulation units	195,851,385

Contracts in payout (annuitization) period (note 1f)	1,138

Total Contract Owners’ Equity (note 5)	$195,852,523

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Investment Activity:
Reinvested dividends	$2,902,018	1,370	19,538	-	5,423	25,861	3,261	798
Mortality and expense risk charges (note 2)	(2,683,702)	(721)	(17,150)	(10,031)	(20,669)	(10,788)	(4,383)	(1,253)

Net investment income (loss)	218,316	649	2,388	(10,031)	(15,246)	15,073	(1,122)	(455)

Realized gain (loss) on investments	(1,015,721)	(337)	(52,831)	30,058	(159,732)	24,665	1,492	764
Change in unrealized gain (loss) on investments	(9,512,337)	(7,012)	10,483	(166,934)	60,098	(18,477)	100,488	(14,463)

Net gain (loss) on investments	(10,528,058)	(7,349)	(42,348)	(136,876)	(99,634)	6,188	101,980	(13,699)

Reinvested capital gains	3,578,755	-	-	57,244	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,730,987)	(6,700)	(39,960)	(89,663)	(114,880)	21,261	100,858	(14,154)

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Investment Activity:
Reinvested dividends	$9,160	27,204	19,789	42,136	16,538	-	66,525	39,275
Mortality and expense risk charges (note 2)	(9,657)	(75,740)	(17,551)	(35,056)	(26,247)	(81,386)	(10,728)	(34,065)

Net investment income (loss)	(497)	(48,536)	2,238	7,080	(9,709)	(81,386)	55,797	5,210

Realized gain (loss) on investments	43,110	209,226	(58,319)	(118,959)	16,904	(145,626)	47,417	17,753
Change in unrealized gain (loss) on investments	(134,431)	(474,120)	78,809	160,980	(15,585)	236,171	(102,254)	149,628

Net gain (loss) on investments	(91,321)	(264,894)	20,490	42,021	1,319	90,545	(54,837)	167,381

Reinvested capital gains	-	193,728	-	-	14,248	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(91,818)	(119,702)	22,728	49,101	5,858	9,159	960	172,591

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	DPBOZ	DSPI	DEL	DPITIA	DROSC	DTC	FBDF	FEQIF
Investment Activity:
Reinvested dividends	$10,873	144,804	2	44,555	-	3,702	95,194	3,027
Mortality and expense risk charges (note 2)	(10,679)	(124,633)	(108)	(19,810)	(4)	(7,337)	(22,897)	(1,421)

Net investment income (loss)	194	20,171	(106)	24,745	(4)	(3,635)	72,297	1,606

Realized gain (loss) on investments	(49,541)	159,867	(8,243)	20,372	-	42,666	24,707	(3,066)
Change in unrealized gain (loss) on investments	29,302	(188,251)	6,525	42,132	336	(39,140)	(15,656)	7,195

Net gain (loss) on investments	(20,239)	(28,384)	(1,718)	62,504	336	3,526	9,051	4,129

Reinvested capital gains	-	57,477	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,045)	49,264	(1,824)	87,249	332	(109)	81,348	5,735

	FHYT	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA
Investment Activity:
Reinvested dividends	$194,343	33,346	3,516	13,898	-	42,681	31,051	-
Mortality and expense risk charges (note 2)	(34,507)	(8,871)	(2,840)	(13,682)	(8,938)	(26,114)	(22,962)	(4,984)

Net investment income (loss)	159,836	24,475	676	216	(8,938)	16,567	8,089	(4,984)

Realized gain (loss) on investments	91,683	19,591	(4,023)	(5,300)	(257)	(126,526)	(72,981)	(10,891)
Change in unrealized gain (loss) on investments	(233,710)	(35,985)	4,043	4,571	2,833	101,308	52,092	18,589

Net gain (loss) on investments	(142,027)	(16,394)	20	(729)	2,576	(25,218)	(20,889)	7,698

Reinvested capital gains	-	7,128	-	-	1,355	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,809	15,209	696	(513)	(5,007)	(8,651)	(12,800)	2,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	FAGO	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG
Investment Activity:
Reinvested dividends	$-	40,910	96	30,170	11,909	29,980	97,946	-
Mortality and expense risk charges (note 2)	(24,758)	(8,575)	(73)	(22,204)	(28,196)	(17,868)	(60,345)	(12,951)

Net investment income (loss)	(24,758)	32,335	23	7,966	(16,287)	12,112	37,601	(12,951)

Realized gain (loss) on investments	50,611	(9,465)	(7)	(8,535)	(313,642)	(339,729)	(209,951)	(3,571)
Change in unrealized gain (loss) on investments	(14,582)	(32,621)	(1,414)	(34,358)	(82,866)	157,507	46,372	(92,703)

Net gain (loss) on investments	36,029	(42,086)	(1,421)	(42,893)	(396,508)	(182,222)	(163,579)	(96,274)

Reinvested capital gains	-	-	-	2,534	236,422	-	-	46,486

Net increase (decrease) in contract owners’ equity resulting from operations	$11,271	(9,751)	(1,398)	(32,393)	(176,373)	(170,110)	(125,978)	(62,739)

	AREA	ASCGI	JBS	JF	JOS	JTF	JWF	JWS
Investment Activity:
Reinvested dividends	$4,734	-	23,230	15,464	-	9,444	13,434	784
Mortality and expense risk charges (note 2)	(7,182)	(4,933)	(14,329)	(48,590)	(5,660)	(186,083)	(28,533)	(2,886)

Net investment income (loss)	(2,448)	(4,933)	8,901	(33,126)	(5,660)	(176,639)	(15,099)	(2,102)

Realized gain (loss) on investments	(4,575)	(7,093)	49,987	106,987	5,881	811,041	(53,936)	9,394
Change in unrealized gain (loss) on investments	18,142	17,820	(83,949)	(334,474)	(214,970)	(3,910,699)	(261,464)	(43,680)

Net gain (loss) on investments	13,567	10,727	(33,962)	(227,487)	(209,089)	(3,099,658)	(315,400)	(34,286)

Reinvested capital gains	-	10,555	19,862	-	25,511	1,927,831	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,119	16,349	(5,199)	(260,613)	(189,238)	(1,348,466)	(330,499)	(36,388)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	LSC	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF
Investment Activity:
Reinvested dividends	$-	65,462	53,384	11,265	11,616	30,379	96,158	-
Mortality and expense risk charges (note 2)	(29,869)	(17,076)	(18,500)	(5,125)	(13,563)	(34,942)	(43,533)	(5,280)

Net investment income (loss)	(29,869)	48,386	34,884	6,140	(1,947)	(4,563)	52,625	(5,280)

Realized gain (loss) on investments	(44,613)	(2,210)	15,761	404	(5,644)	(143,330)	(28,562)	24,186
Change in unrealized gain (loss) on investments	(393,633)	(8,396)	(9,218)	12,842	(69,340)	123,887	78,178	(30,533)

Net gain (loss) on investments	(438,246)	(10,606)	6,543	13,246	(74,984)	(19,443)	49,616	(6,347)

Reinvested capital gains	201,878	-	31,996	3,068	-	-	92,045	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(266,237)	37,780	73,423	22,454	(76,931)	(24,006)	194,286	(11,627)

	NIIXA	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF
Investment Activity:
Reinvested dividends	$303	20,790	22,003	82,265	58,466	24,881	5,214	75
Mortality and expense risk charges (note 2)	(176)	(19,045)	(14,383)	(61,919)	(47,417)	(17,322)	(11,265)	(115,132)

Net investment income (loss)	127	1,745	7,620	20,346	11,049	7,559	(6,051)	(115,057)

Realized gain (loss) on investments	(1,426)	(68,376)	44,231	(54,051)	(68,329)	(18,965)	(8,435)	-
Change in unrealized gain (loss) on investments	(1,143)	(4,137)	(35,858)	(59,414)	(79,545)	8,352	(81,613)	-

Net gain (loss) on investments	(2,569)	(72,513)	8,373	(113,465)	(147,874)	(10,613)	(90,048)	-

Reinvested capital gains	1	2,845	7,292	28,154	24,267	13,924	66,197	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,441)	(67,923)	23,285	(64,965)	(112,558)	10,870	(29,902)	(115,057)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	MMFR	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6
Investment Activity:
Reinvested dividends	$37	-	24,004	6,680	51,821	55,944	17,696	1,137
Mortality and expense risk charges (note 2)	(49,445)	(6,063)	(17,471)	(3,845)	(31,468)	(35,795)	(10,123)	(1,114)

Net investment income (loss)	(49,408)	(6,063)	6,533	2,835	20,353	20,149	7,573	23

Realized gain (loss) on investments	-	22,969	(17,116)	7,312	(98,264)	(86,507)	11,972	3,176
Change in unrealized gain (loss) on investments	-	(30,646)	(47,553)	(8,856)	37,965	(32,782)	(15,441)	(15,790)

Net gain (loss) on investments	-	(7,677)	(64,669)	(1,544)	(60,299)	(119,289)	(3,469)	(12,614)

Reinvested capital gains	-	-	-	1,026	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(49,408)	(13,740)	(58,136)	2,317	(39,946)	(99,140)	4,104	(12,591)

	NIXR	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT
Investment Activity:
Reinvested dividends	$34,680	3,603	2,779	90,990	9,902	1,311	12,562	491
Mortality and expense risk charges (note 2)	(30,170)	(7,693)	(1,172)	(120,641)	(19,695)	(1,857)	(41,761)	(2,696)

Net investment income (loss)	4,510	(4,090)	1,607	(29,651)	(9,793)	(546)	(29,199)	(2,205)

Realized gain (loss) on investments	(80,156)	(12,986)	(15,205)	(23,508)	25,271	(429)	(19,368)	(759)
Change in unrealized gain (loss) on investments	76,608	(36,584)	(9,087)	174,857	(73,973)	(5,697)	(329,404)	(24,681)

Net gain (loss) on investments	(3,548)	(49,570)	(24,292)	151,349	(48,702)	(6,126)	(348,772)	(25,440)

Reinvested capital gains	15,488	18,611	134	201,092	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,450	(35,049)	(22,551)	322,790	(58,495)	(6,672)	(377,971)	(27,645)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	NLMB	NBSRT	OCHI	OCAF	OGF	OSI	PMTRA	ACVI4
Investment Activity:
Reinvested dividends	$19,708	7,341	61,276	2,083	79,448	89,037	112,266	19,323
Mortality and expense risk charges (note 2)	(9,411)	(14,542)	(7,768)	(14,638)	(62,127)	(15,955)	(38,257)	(20,291)

Net investment income (loss)	10,297	(7,201)	53,508	(12,555)	17,321	73,082	74,009	(968)

Realized gain (loss) on investments	(19,981)	(21,639)	(93,698)	(4,732)	148,701	56,571	65,705	(152,913)
Change in unrealized gain (loss) on investments	5,778	(25,133)	(57,937)	(13,898)	(617,582)	(128,017)	(56,336)	(60,382)

Net gain (loss) on investments	(14,203)	(46,772)	(151,635)	(18,630)	(468,881)	(71,446)	9,369	(213,295)

Reinvested capital gains	-	-	-	-	1,177	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,906)	(53,973)	(98,127)	(31,185)	(450,383)	1,636	83,378	(214,263)

	FCI	FEI	FHIP	FMG	FPR	FO2R	TIF3	OVGS4
Investment Activity:
Reinvested dividends	$26,918	109,707	1,944	38,508	97,263	20,791	43,918	54,809
Mortality and expense risk charges (note 2)	(5,895)	(71,029)	(362)	(89,901)	(68,287)	(22,467)	(32,879)	(64,558)

Net investment income (loss)	21,023	38,678	1,582	(51,393)	28,976	(1,676)	11,039	(9,749)

Realized gain (loss) on investments	7,586	(102,076)	3	(423,833)	(8,769)	(220,298)	(244,132)	(86,910)
Change in unrealized gain (loss) on investments	(43,151)	(269,766)	(846)	(384,109)	(29,831)	(113,229)	(71,888)	(354,456)

Net gain (loss) on investments	(35,565)	(371,842)	(843)	(807,942)	(38,600)	(333,527)	(316,020)	(441,366)

Reinvested capital gains	2,043	-	-	2,229	-	3,717	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,499)	(333,164)	739	(857,106)	(9,624)	(331,486)	(304,981)	(451,115)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	PVF	IDF	PUIGA	PBF	WRASCA	SCS	SE	SGR
Investment Activity:
Reinvested dividends	$-	105,973	197	11,525	-	-	-	-
Mortality and expense risk charges (note 2)	(2,703)	(49,685)	(56)	(9,301)	(8,846)	(33,070)	(844)	(10,718)

Net investment income (loss)	(2,703)	56,288	141	2,224	(8,846)	(33,070)	(844)	(10,718)

Realized gain (loss) on investments	8,278	196,442	(6)	(13,308)	84,180	1,871	107	38,982
Change in unrealized gain (loss) on investments	(55,414)	(440,181)	(833)	16,150	(194,711)	(200,155)	13,463	(4,382)

Net gain (loss) on investments	(47,136)	(243,739)	(839)	2,842	(110,531)	(198,284)	13,570	34,600

Reinvested capital gains	-	-	-	-	72,179	144,407	-	13,131

Net increase (decrease) in contract owners’ equity resulting from operations	$(49,839)	(187,451)	(698)	5,066	(47,198)	(86,947)	12,726	37,013

	WFLCCI	STR	WFEVAD	WFMCGZ	ABBLI	EIG	CSLCBC	PRLVA
Investment Activity:
Reinvested dividends	$555	-	3,299	-	532	5,460	13,177	2,051
Mortality and expense risk charges (note 2)	(1,272)	(20,309)	(2,987)	(1,794)	(498)	(6,414)	(15,738)	(2,867)

Net investment income (loss)	(717)	(20,309)	312	(1,794)	34	(954)	(2,561)	(816)

Realized gain (loss) on investments	3,094	183,119	172	26,893	12,889	(84,883)	(362)	(145,613)
Change in unrealized gain (loss) on investments	(3,535)	(116,279)	23,994	(68,312)	(8,796)	28,209	(77,656)	240,702

Net gain (loss) on investments	(441)	66,840	24,166	(41,419)	4,093	(56,674)	(78,018)	95,089

Reinvested capital gains	-	-	-	11,217	-	-	20,256	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,158)	46,531	24,478	(31,996)	4,127	(57,628)	(60,323)	94,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

VKRES
Investment Activity:
Reinvested dividends	$3,040
Mortality and expense risk charges (note 2)	(4,299)

Net investment income (loss)	(1,259)

Realized gain (loss) on investments	398,756
Change in unrealized gain (loss) on investments	(304,809)

Net gain (loss) on investments	93,947

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$92,688

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		VKEIA		VKGIA		VKGA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$218,316	105,997	649	-	2,388	2,304	(10,031)	(9,464)
Realized gain (loss) on investments	(1,015,721)	(4,537,713)	(337)	-	(52,831)	(132,087)	30,058	(82,998)
Change in unrealized gain (loss) on investments	(9,512,337)	27,463,621	(7,012)	-	10,483	313,396	(166,934)	286,779
Reinvested capital gains	3,578,755	941,163	-	-	-	-	57,244	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,730,987)	23,973,068	(6,700)	-	(39,960)	183,613	(89,663)	194,317

Equity transactions:
Purchase payments received from contract owners (note 3)	11,488,576	12,867,600	577	-	64,949	91,505	11,471	50,824
Transfers between funds	-	-	101,853	-	(99,492)	(141,531)	50,825	64,444
Redemptions (note 3)	(34,450,113)	(37,471,593)	(2,749)	-	(309,264)	(510,846)	(104,852)	(313,744)
Annuity benefits	(280)	(9,425)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(201,796)	(218,482)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(66,493)	(87,400)	-	-	(973)	(2,574)	(370)	(1,691)
Adjustments to maintain reserves	(3,896)	(36,004)	(4)	-	(79)	234	(49)	253

Net equity transactions	(23,234,002)	(24,955,304)	99,677	-	(344,859)	(563,212)	(42,975)	(199,914)

Net change in contract owners’ equity	(29,964,989)	(982,236)	92,977	-	(384,819)	(379,599)	(132,638)	(5,597)
Contract owners’ equity beginning of period	225,817,512	226,799,748	-	-	1,738,936	2,118,535	892,283	897,880

Contract owners’ equity end of period	$195,852,523	225,817,512	92,977	-	1,354,117	1,738,936	759,645	892,283

CHANGES IN UNITS:
Beginning units	12,465,191	13,990,343	-	-	107,293	145,665	39,537	50,066
Units purchased	2,779,569	2,678,400	10,302	-	7,900	11,805	7,565	8,033
Units redeemed	(3,792,996)	(4,203,552)	(304)	-	(28,923)	(50,177)	(9,639)	(18,562)

Ending units	11,451,764	12,465,191	9,998	-	86,270	107,293	37,463	39,537

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PRSCA		ADGFIS		ADUES		TCIGA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(15,246)	(15,769)	15,073	37,519	(1,122)	-	(455)	(282)
Realized gain (loss) on investments	(159,732)	(344,174)	24,665	15,212	1,492	-	764	593
Change in unrealized gain (loss) on investments	60,098	769,337	(18,477)	(14,747)	100,488	-	(14,463)	11,496
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(114,880)	409,394	21,261	37,984	100,858	-	(14,154)	11,807

Equity transactions:
Purchase payments received from contract owners (note 3)	67,511	67,521	42,034	77,158	8,954	-	-	-
Transfers between funds	(108,572)	(81,220)	(65,647)	18,122	1,374,079	-	-	-
Redemptions (note 3)	(327,612)	(385,966)	(105,752)	(192,646)	(23,113)	-	(1,343)	(2,291)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,570)	(1,784)	(909)	(989)	(336)	-	-	-
Contingent deferred sales charges (note 2)	(60)	(1,477)	(4)	(18)	-	-	-	-
Adjustments to maintain reserves	(33)	(18)	(5)	1	(4)	-	(14)	(11)

Net equity transactions	(370,336)	(402,944)	(130,283)	(98,372)	1,359,580	-	(1,357)	(2,302)

Net change in contract owners’ equity	(485,216)	6,450	(109,022)	(60,388)	1,460,438	-	(15,511)	9,505
Contract owners’ equity beginning of period	1,843,302	1,836,852	884,615	945,003	-	-	109,871	100,366

Contract owners’ equity end of period	$1,358,086	1,843,302	775,593	884,615	1,460,438	-	94,360	109,871

CHANGES IN UNITS:
Beginning units	81,745	103,567	80,749	89,576	-	-	12,326	12,624
Units purchased	16,676	6,259	21,537	14,597	138,254	-	-	-
Units redeemed	(32,824)	(28,081)	(33,188)	(23,424)	(2,200)	-	(142)	(298)

Ending units	65,597	81,745	69,098	80,749	136,054	-	12,184	12,326

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TCIGR		TCG		ACIGA		IGF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(497)	817	(48,536)	(51,513)	2,238	(219)	7,080	3,116
Realized gain (loss) on investments	43,110	34,237	209,226	5,706	(58,319)	(75,666)	(118,959)	(135,883)
Change in unrealized gain (loss) on investments	(134,431)	57,872	(474,120)	893,866	78,809	245,127	160,980	458,419
Reinvested capital gains	-	-	193,728	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(91,818)	92,926	(119,702)	848,059	22,728	169,242	49,101	325,652

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	249,939	203,667	63,847	48,021	133,803	196,621
Transfers between funds	(10,285)	(14,643)	(31,259)	(29,100)	(100,112)	(44,489)	(82,219)	(55,635)
Redemptions (note 3)	(115,380)	(97,454)	(557,048)	(500,872)	(97,876)	(119,691)	(397,636)	(503,943)
Annuity benefits	-	-	-	(9,164)	-	-	-	-
Contract maintenance charges (note 2)	(1,049)	(1,188)	(6,363)	(6,697)	-	-	(4,655)	(4,955)
Contingent deferred sales charges (note 2)	(7)	-	(538)	(718)	(123)	(432)	(143)	(608)
Adjustments to maintain reserves	(13)	(7)	(2,368)	(40,212)	(63)	(58)	(23)	37

Net equity transactions	(126,734)	(113,292)	(347,637)	(383,096)	(134,327)	(116,649)	(350,873)	(368,483)

Net change in contract owners’ equity	(218,552)	(20,366)	(467,339)	464,963	(111,599)	52,593	(301,772)	(42,831)
Contract owners’ equity beginning of period	812,813	833,179	5,990,131	5,525,168	1,536,531	1,483,938	2,843,369	2,886,200

Contract owners’ equity end of period	$594,261	812,813	5,522,792	5,990,131	1,424,932	1,536,531	2,541,597	2,843,369

CHANGES IN UNITS:
Beginning units	31,164	35,850	173,962	189,765	170,813	185,704	153,519	175,496
Units purchased	-	-	21,476	20,967	9,410	6,711	11,566	13,180
Units redeemed	(4,979)	(4,686)	(23,738)	(36,770)	(24,222)	(21,602)	(30,130)	(35,157)

Ending units	26,185	31,164	171,700	173,962	156,001	170,813	134,955	153,519

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	BSTG		TCUL		DWHYOI		DAF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(9,709)	(5,297)	(81,386)	(66,137)	55,797	49,976	5,210	(1,696)
Realized gain (loss) on investments	16,904	22,888	(145,626)	(215,259)	47,417	82,179	17,753	(37,411)
Change in unrealized gain (loss) on investments	(15,585)	(3,970)	236,171	1,152,369	(102,254)	(44,600)	149,628	365,769
Reinvested capital gains	14,248	11,923	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,858	25,544	9,159	870,973	960	87,555	172,591	326,662

Equity transactions:
Purchase payments received from contract owners (note 3)	124,212	151,021	212,130	198,263	48,490	43,626	137,835	147,922
Transfers between funds	(29,001)	91,154	(20,357)	(58,660)	(56,965)	26,079	237,177	(86,527)
Redemptions (note 3)	(318,239)	(444,501)	(833,712)	(803,004)	(60,690)	(106,276)	(403,464)	(356,460)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,731)	(1,820)	(8,513)	(9,020)	(893)	(703)	(1,971)	(2,164)
Contingent deferred sales charges (note 2)	(626)	(48)	(623)	(927)	(5)	-	(1,417)	(1,425)
Adjustments to maintain reserves	15	46	(17)	(41)	14	31	(81)	(27)

Net equity transactions	(225,370)	(204,148)	(651,092)	(673,389)	(70,049)	(37,243)	(31,921)	(298,681)

Net change in contract owners’ equity	(219,512)	(178,604)	(641,933)	197,584	(69,089)	50,312	140,670	27,981
Contract owners’ equity beginning of period	2,342,931	2,521,535	6,649,134	6,451,550	743,548	693,236	2,647,383	2,619,402

Contract owners’ equity end of period	$2,123,419	2,342,931	6,007,201	6,649,134	674,459	743,548	2,788,053	2,647,383

CHANGES IN UNITS:
Beginning units	118,333	136,216	421,165	467,772	48,155	51,698	224,836	252,934
Units purchased	36,706	22,994	17,209	19,527	28,354	24,794	47,335	16,669
Units redeemed	(44,680)	(40,877)	(62,369)	(66,134)	(33,207)	(28,337)	(50,709)	(44,767)

Ending units	110,359	118,333	376,005	421,165	43,302	48,155	221,462	224,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DPBOZ		DSPI		DEL		DPITIA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$194	1,749	20,171	19,526	(106)	(102)	24,745	39,523
Realized gain (loss) on investments	(49,541)	(68,016)	159,867	182,805	(8,243)	(150)	20,372	16,239
Change in unrealized gain (loss) on investments	29,302	173,596	(188,251)	744,964	6,525	2,487	42,132	61,280
Reinvested capital gains	-	-	57,477	208,695	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,045)	107,329	49,264	1,155,990	(1,824)	2,235	87,249	117,042

Equity transactions:
Purchase payments received from contract owners (note 3)	38,317	58,823	521,750	670,094	25	9	69,002	93,691
Transfers between funds	(64,598)	(64,724)	(242,092)	(243,348)	(7,543)	-	71,785	95,977
Redemptions (note 3)	(189,225)	(144,245)	(1,024,507)	(1,111,428)	(1,054)	-	(230,731)	(347,163)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(911)	(965)	(14,371)	(15,330)	-	-	(1,806)	(1,998)
Contingent deferred sales charges (note 2)	(47)	(232)	(877)	(1,125)	-	-	(495)	(1,277)
Adjustments to maintain reserves	(12)	(27)	-	(165)	(13)	6	99	(34)

Net equity transactions	(216,476)	(151,370)	(760,097)	(701,302)	(8,585)	15	(92,146)	(160,804)

Net change in contract owners’ equity	(236,521)	(44,041)	(710,833)	454,688	(10,409)	2,250	(4,897)	(43,762)
Contract owners’ equity beginning of period	997,784	1,041,825	9,864,563	9,409,875	10,409	8,159	1,544,674	1,588,436

Contract owners’ equity end of period	$761,263	997,784	9,153,730	9,864,563	-	10,409	1,539,777	1,544,674

CHANGES IN UNITS:
Beginning units	93,691	109,528	333,365	359,565	1,007	1,006	134,162	148,448
Units purchased	3,693	10,233	36,435	29,718	2	1	15,208	17,557
Units redeemed	(23,668)	(26,070)	(61,486)	(55,918)	(1,009)	-	(23,105)	(31,843)

Ending units	73,716	93,691	308,314	333,365	-	1,007	126,265	134,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DROSC		DTC		FBDF		FEQIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4)	-	(3,635)	(4,195)	72,297	91,594	1,606	1,552
Realized gain (loss) on investments	-	-	42,666	29,728	24,707	13,062	(3,066)	(2,644)
Change in unrealized gain (loss) on investments	336	-	(39,140)	48,494	(15,656)	66,832	7,195	11,454
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	332	-	(109)	74,027	81,348	171,488	5,735	10,362

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	15,328	17,634	113,828	113,951	6,829	6,098
Transfers between funds	7,543	-	3,579	33,009	(236)	246,276	(2,117)	-
Redemptions (note 3)	-	-	(123,992)	(104,611)	(484,484)	(346,964)	(10,768)	(8,789)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(735)	(818)	(1,900)	(1,875)	-	-
Contingent deferred sales charges (note 2)	-	-	(61)	(117)	(398)	(455)	-	-
Adjustments to maintain reserves	(2)	-	(37)	50	(38)	(9)	1	(17)

Net equity transactions	7,541	-	(105,918)	(54,853)	(373,228)	10,924	(6,055)	(2,708)

Net change in contract owners’ equity	7,873	-	(106,027)	19,174	(291,880)	182,412	(320)	7,654
Contract owners’ equity beginning of period	-	-	637,482	618,308	2,029,593	1,847,181	112,991	105,337

Contract owners’ equity end of period	$7,873	-	531,455	637,482	1,737,713	2,029,593	112,671	112,991

CHANGES IN UNITS:
Beginning units	-	-	39,481	44,065	103,684	103,439	12,695	12,993
Units purchased	735	-	1,270	8,272	17,543	21,128	752	761
Units redeemed	-	-	(8,974)	(12,856)	(36,482)	(20,883)	(1,482)	(1,059)

Ending units	735	-	31,777	39,481	84,745	103,684	11,965	12,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FHYT		FIIF		FABA		FAB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$159,836	186,629	24,475	28,733	676	1,388	216	1,284
Realized gain (loss) on investments	91,683	553,314	19,591	5,032	(4,023)	(9,455)	(5,300)	(33,284)
Change in unrealized gain (loss) on investments	(233,710)	(341,819)	(35,985)	15,444	4,043	39,651	4,571	146,685
Reinvested capital gains	-	-	7,128	-	-	193	-	718

Net increase (decrease) in contract owners’ equity resulting from operations	17,809	398,124	15,209	49,209	696	31,777	(513)	115,403

Equity transactions:
Purchase payments received from contract owners (note 3)	186,286	152,835	13,962	49,031	6,725	5,364	26,667	70,249
Transfers between funds	(144,694)	(1,729,641)	(58,036)	64,272	(15,136)	4,722	(48,987)	439
Redemptions (note 3)	(915,237)	(674,029)	(185,196)	(161,807)	(59,794)	(70,812)	(41,411)	(182,499)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,309)	(1,457)	-	-	-	-	(1,064)	(1,349)
Contingent deferred sales charges (note 2)	(329)	(1,050)	(1,427)	(75)	(269)	(140)	(38)	(670)
Adjustments to maintain reserves	(131)	132	(54)	34	(37)	(23)	(23)	14

Net equity transactions	(875,414)	(2,253,210)	(230,751)	(48,545)	(68,511)	(60,889)	(64,856)	(113,816)

Net change in contract owners’ equity	(857,605)	(1,855,086)	(215,542)	664	(67,815)	(29,112)	(65,369)	1,587
Contract owners’ equity beginning of period	3,183,303	5,038,389	863,714	863,050	270,598	299,710	1,087,007	1,085,420

Contract owners’ equity end of period	$2,325,698	3,183,303	648,172	863,714	202,783	270,598	1,021,638	1,087,007

CHANGES IN UNITS:
Beginning units	190,156	343,037	56,098	59,189	23,021	28,453	63,448	70,667
Units purchased	70,790	98,641	8,149	16,055	555	982	1,830	7,349
Units redeemed	(123,151)	(251,522)	(22,724)	(19,146)	(6,365)	(6,414)	(5,581)	(14,568)

Ending units	137,795	190,156	41,523	56,098	17,211	23,021	59,697	63,448

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FAEGA		FAEIA		FAEI		FAGOA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,938)	(8,889)	16,567	2,649	8,089	(3,115)	(4,984)	(4,423)
Realized gain (loss) on investments	(257)	(12,345)	(126,526)	(210,011)	(72,981)	(110,035)	(10,891)	(23,946)
Change in unrealized gain (loss) on investments	2,833	164,070	101,308	457,698	52,092	311,679	18,589	101,368
Reinvested capital gains	1,355	750	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,007)	143,586	(8,651)	250,336	(12,800)	198,529	2,714	72,999

Equity transactions:
Purchase payments received from contract owners (note 3)	48,762	71,221	108,298	126,447	100,728	148,044	14,917	24,640
Transfers between funds	(35,521)	(61,793)	(62,966)	(55,867)	(28,773)	(126,342)	(13,784)	(15,398)
Redemptions (note 3)	(70,990)	(148,060)	(406,515)	(576,352)	(248,053)	(250,034)	(52,761)	(29,511)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(2,911)	(3,060)	-	-
Contingent deferred sales charges (note 2)	(610)	(648)	(938)	(1,407)	(307)	139	(192)	(171)
Adjustments to maintain reserves	(16)	(46)	(36)	(72)	(30)	121	(24)	(75)

Net equity transactions	(58,375)	(139,326)	(362,157)	(507,251)	(179,346)	(231,132)	(51,844)	(20,515)

Net change in contract owners’ equity	(63,382)	4,260	(370,808)	(256,915)	(192,146)	(32,603)	(49,130)	52,484
Contract owners’ equity beginning of period	734,881	730,621	2,267,212	2,524,127	1,827,597	1,860,200	398,386	345,902

Contract owners’ equity end of period	$671,499	734,881	1,896,404	2,267,212	1,635,451	1,827,597	349,256	398,386

CHANGES IN UNITS:
Beginning units	103,042	124,740	178,554	222,198	91,181	103,627	51,072	54,119
Units purchased	8,725	11,931	12,502	14,024	9,312	9,294	5,959	6,454
Units redeemed	(16,295)	(33,629)	(40,145)	(57,668)	(18,001)	(21,740)	(12,447)	(9,501)

Ending units	95,472	103,042	150,911	178,554	82,492	91,181	44,584	51,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FAGO		FAHY		FAOA		FAM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(24,758)	(22,288)	32,335	38,514	23	(3)	7,966	8,044
Realized gain (loss) on investments	50,611	4,953	(9,465)	(7,001)	(7)	16	(8,535)	(16,461)
Change in unrealized gain (loss) on investments	(14,582)	360,137	(32,621)	74,733	(1,414)	868	(34,358)	195,090
Reinvested capital gains	-	-	-	-	-	18	2,534	2,693

Net increase (decrease) in contract owners’ equity resulting from operations	11,271	342,802	(9,751)	106,246	(1,398)	899	(32,393)	189,366

Equity transactions:
Purchase payments received from contract owners (note 3)	155,126	124,312	55	72	-	-	99,692	70,336
Transfers between funds	74,391	(53,899)	18	(31,923)	-	-	52,802	17,618
Redemptions (note 3)	(367,847)	(241,524)	(90,822)	(97,647)	-	(1,718)	(249,093)	(188,991)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,874)	(3,735)	(1,011)	(1,087)	-	-	(2,876)	(2,859)
Contingent deferred sales charges (note 2)	(147)	(948)	-	(10)	-	-	(269)	(32)
Adjustments to maintain reserves	(25)	(12)	34	83	(10)	(7)	1	(6)

Net equity transactions	(142,376)	(175,806)	(91,726)	(130,512)	(10)	(1,725)	(99,743)	(103,934)

Net change in contract owners’ equity	(131,105)	166,996	(101,477)	(24,266)	(1,408)	(826)	(132,136)	85,432
Contract owners’ equity beginning of period	1,906,065	1,739,069	702,816	727,082	7,495	8,321	1,739,186	1,653,754

Contract owners’ equity end of period	$1,774,960	1,906,065	601,339	702,816	6,087	7,495	1,607,050	1,739,186

CHANGES IN UNITS:
Beginning units	137,050	152,316	29,851	36,159	678	847	71,921	76,622
Units purchased	20,989	15,774	6	1,956	-	-	9,219	4,267
Units redeemed	(30,954)	(31,040)	(4,091)	(8,264)	-	(169)	(13,372)	(8,968)

Ending units	127,085	137,050	25,766	29,851	678	678	67,768	71,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FRBSI		TFF		TMSF		FSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(16,287)	8,306	12,112	7,940	37,601	81,453	(12,951)	(13,217)
Realized gain (loss) on investments	(313,642)	(340,729)	(339,729)	(370,974)	(209,951)	(236,967)	(3,571)	(68,815)
Change in unrealized gain (loss) on investments	(82,866)	615,367	157,507	464,280	46,372	656,698	(92,703)	344,069
Reinvested capital gains	236,422	203,634	-	-	-	-	46,486	-

Net increase (decrease) in contract owners’ equity resulting from operations	(176,373)	486,578	(170,110)	101,246	(125,978)	501,184	(62,739)	262,037

Equity transactions:
Purchase payments received from contract owners (note 3)	120,893	134,605	-	-	296,455	335,168	23,398	46,846
Transfers between funds	(112,653)	(214,803)	(101,902)	(47,003)	(211,602)	32,557	18,536	(31,102)
Redemptions (note 3)	(461,010)	(509,761)	(280,051)	(297,232)	(952,047)	(1,018,984)	(147,352)	(241,268)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,811)	(2,090)	(3,323)	(3,723)	-	-
Contingent deferred sales charges (note 2)	(1,114)	(3,081)	(77)	(238)	(1,667)	(4,723)	(34)	(215)
Adjustments to maintain reserves	(62)	(40)	(11)	36	(36)	(122)	(59)	(44)

Net equity transactions	(453,946)	(593,080)	(383,852)	(346,527)	(872,220)	(659,827)	(105,511)	(225,783)

Net change in contract owners’ equity	(630,319)	(106,502)	(553,962)	(245,281)	(998,198)	(158,643)	(168,250)	36,254
Contract owners’ equity beginning of period	2,673,167	2,779,669	1,633,935	1,879,216	5,359,725	5,518,368	1,170,673	1,134,419

Contract owners’ equity end of period	$2,042,848	2,673,167	1,079,973	1,633,935	4,361,527	5,359,725	1,002,423	1,170,673

CHANGES IN UNITS:
Beginning units	131,609	164,620	71,757	88,536	326,468	370,806	126,663	155,606
Units purchased	10,240	9,613	-	-	26,797	38,282	10,503	6,514
Units redeemed	(32,803)	(42,624)	(17,076)	(16,779)	(79,690)	(82,620)	(21,632)	(35,457)

Ending units	109,046	131,609	54,681	71,757	273,575	326,468	115,534	126,663

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AREA		ASCGI		JBS		JF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,448)	-	(4,933)	(4,105)	8,901	9,767	(33,126)	(43,081)
Realized gain (loss) on investments	(4,575)	-	(7,093)	(33,944)	49,987	62,592	106,987	20,363
Change in unrealized gain (loss) on investments	18,142	-	17,820	118,774	(83,949)	(36,786)	(334,474)	398,609
Reinvested capital gains	-	-	10,555	-	19,862	34,332	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,119	-	16,349	80,725	(5,199)	69,905	(260,613)	375,891

Equity transactions:
Purchase payments received from contract owners (note 3)	15,846	-	8,665	9,011	43,694	14,754	141,881	152,566
Transfers between funds	1,193,414	-	253,730	(40,484)	243,174	196,665	(105,058)	(171,727)
Redemptions (note 3)	(43,241)	-	(47,225)	(96,041)	(213,071)	(323,063)	(588,570)	(566,470)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(6,106)	(6,746)
Contingent deferred sales charges (note 2)	(207)	-	(249)	(93)	(1,527)	(1,112)	(313)	(344)
Adjustments to maintain reserves	(11)	-	(43)	(14)	(61)	(185)	(36)	22

Net equity transactions	1,165,801	-	214,878	(127,621)	72,209	(112,941)	(558,202)	(592,699)

Net change in contract owners’ equity	1,176,920	-	231,227	(46,896)	67,010	(43,036)	(818,815)	(216,808)
Contract owners’ equity beginning of period	-	-	354,081	400,977	1,139,235	1,182,271	4,160,420	4,377,228

Contract owners’ equity end of period	$1,176,920	-	585,308	354,081	1,206,245	1,139,235	3,341,605	4,160,420

CHANGES IN UNITS:
Beginning units	-	-	31,371	44,299	92,967	102,509	264,736	315,151
Units purchased	130,248	-	29,214	4,332	32,036	31,058	8,507	10,685
Units redeemed	(9,631)	-	(7,747)	(17,260)	(26,543)	(40,600)	(47,226)	(61,100)

Ending units	120,617	-	52,838	31,371	98,460	92,967	226,017	264,736

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JOS		JTF		JWF		JWS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,660)	(4,272)	(176,639)	(169,298)	(15,099)	(20,300)	(2,102)	(2,941)
Realized gain (loss) on investments	5,881	18,401	811,041	567,446	(53,936)	(122,354)	9,394	11,620
Change in unrealized gain (loss) on investments	(214,970)	47,553	(3,910,699)	442,246	(261,464)	459,516	(43,680)	28,565
Reinvested capital gains	25,511	-	1,927,831	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(189,238)	61,682	(1,348,466)	840,394	(330,499)	316,862	(36,388)	37,244

Equity transactions:
Purchase payments received from contract owners (note 3)	15,553	7,600	430,157	643,667	145	-	-	-
Transfers between funds	107,613	310,172	(686,662)	(216,119)	(16,700)	(22,676)	(895)	(10,595)
Redemptions (note 3)	(100,445)	(65,228)	(1,848,675)	(2,402,875)	(322,584)	(364,262)	(32,571)	(39,151)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(20,315)	(23,419)	(4,423)	(4,974)	-	-
Contingent deferred sales charges (note 2)	(65)	(109)	(735)	(613)	(17)	(15)	(17)	(20)
Adjustments to maintain reserves	(5)	(142)	(98)	2,514	(11)	47	(60)	(393)

Net equity transactions	22,651	252,293	(2,126,328)	(1,996,845)	(343,590)	(391,880)	(33,543)	(50,159)

Net change in contract owners’ equity	(166,587)	313,975	(3,474,794)	(1,156,451)	(674,089)	(75,018)	(69,931)	(12,915)
Contract owners’ equity beginning of period	490,290	176,315	16,144,328	17,300,779	2,468,371	2,543,389	261,201	274,116

Contract owners’ equity end of period	$323,703	490,290	12,669,534	16,144,328	1,794,282	2,468,371	191,270	261,201

CHANGES IN UNITS:
Beginning units	32,990	13,953	554,286	631,933	159,288	186,615	18,742	22,694
Units purchased	13,832	29,727	16,757	45,301	22	-	126	123
Units redeemed	(13,959)	(10,690)	(104,862)	(122,948)	(22,567)	(27,327)	(2,702)	(4,075)

Ending units	32,863	32,990	466,181	554,286	136,743	159,288	16,166	18,742

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	LSC		MSI		NBF		NBIXA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(29,869)	(26,679)	48,386	42,074	34,884	37,382	6,140	9,001
Realized gain (loss) on investments	(44,613)	(124,204)	(2,210)	(5,253)	15,761	6,412	404	25,712
Change in unrealized gain (loss) on investments	(393,633)	569,082	(8,396)	48,302	(9,218)	28,043	12,842	(11,817)
Reinvested capital gains	201,878	-	-	-	31,996	22,404	3,068	-

Net increase (decrease) in contract owners’ equity resulting from operations	(266,237)	418,199	37,780	85,123	73,423	94,241	22,454	22,896

Equity transactions:
Purchase payments received from contract owners (note 3)	261,518	229,983	78,083	48,761	71,803	66,016	18,027	22,601
Transfers between funds	(96,218)	148,277	172,087	89,192	(28,571)	79,820	4,600	79,739
Redemptions (note 3)	(267,792)	(376,417)	(108,215)	(110,173)	(149,576)	(212,994)	(30,762)	(80,647)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,708)	(2,627)	(963)	(843)	(1,607)	(1,711)	-	-
Contingent deferred sales charges (note 2)	(681)	(2,086)	(78)	-	(92)	(16)	(113)	(107)
Adjustments to maintain reserves	39	(81)	(26)	53	(38)	79	(19)	13

Net equity transactions	(105,842)	(2,951)	140,888	26,990	(108,081)	(68,806)	(8,267)	21,599

Net change in contract owners’ equity	(372,079)	415,248	178,668	112,113	(34,658)	25,435	14,187	44,495
Contract owners’ equity beginning of period	2,383,031	1,967,783	1,150,745	1,038,632	1,458,334	1,432,899	384,194	339,699

Contract owners’ equity end of period	$2,010,952	2,383,031	1,329,413	1,150,745	1,423,676	1,458,334	398,381	384,194

CHANGES IN UNITS:
Beginning units	104,955	105,658	70,649	69,165	27,488	31,453	25,410	23,438
Units purchased	28,198	23,200	20,816	11,577	3,293	3,431	2,595	39,903
Units redeemed	(33,423)	(23,903)	(12,205)	(10,093)	(4,868)	(7,396)	(3,031)	(37,931)

Ending units	99,730	104,955	79,260	70,649	25,913	27,488	24,974	25,410

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NFA		NF		NGBF		NGF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,947)	-	(4,563)	(15,420)	52,625	73,673	(5,280)	(4,680)
Realized gain (loss) on investments	(5,644)	-	(143,330)	(772,401)	(28,562)	161,210	24,186	5,117
Change in unrealized gain (loss) on investments	(69,340)	-	123,887	1,095,770	78,178	(188,954)	(30,533)	75,225
Reinvested capital gains	-	-	-	-	92,045	141,138	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(76,931)	-	(24,006)	307,949	194,286	187,067	(11,627)	75,662

Equity transactions:
Purchase payments received from contract owners (note 3)	(25)	-	155,598	155,086	176,720	383,053	48	-
Transfers between funds	1,359,809	-	(98,555)	(99,390)	(99,941)	300,413	(1,830)	(351)
Redemptions (note 3)	(117,870)	-	(275,382)	(276,545)	(483,635)	(1,277,165)	(65,543)	(16,971)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(644)	-	(3,981)	(4,495)	(2,930)	(3,354)	(809)	(960)
Contingent deferred sales charges (note 2)	(981)	-	(423)	(111)	(1,188)	(428)	(4)	-
Adjustments to maintain reserves	(34)	-	111	(170)	75	331	(16)	(44)

Net equity transactions	1,240,255	-	(222,632)	(225,625)	(410,899)	(597,150)	(68,154)	(18,326)

Net change in contract owners’ equity	1,163,324	-	(246,638)	82,324	(216,613)	(410,083)	(79,781)	57,336
Contract owners’ equity beginning of period	-	-	2,789,416	2,707,092	3,770,750	4,180,833	444,748	387,412

Contract owners’ equity end of period	$1,163,324	-	2,542,778	2,789,416	3,554,137	3,770,750	364,967	444,748

CHANGES IN UNITS:
Beginning units	-	-	46,193	51,653	212,672	244,555	12,752	13,029
Units purchased	149,070	-	5,291	128,902	56,865	144,279	1	-
Units redeemed	(25,586)	-	(5,286)	(134,362)	(82,400)	(176,162)	(1,136)	(277)

Ending units	123,484	-	46,198	46,193	187,137	212,672	11,617	12,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NIIXA		IDAS		IDCS		IDMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$127	173	1,745	3,375	7,620	13,280	20,346	27,910
Realized gain (loss) on investments	(1,426)	(122)	(68,376)	(103,315)	44,231	(1,771)	(54,051)	(131,252)
Change in unrealized gain (loss) on investments	(1,143)	867	(4,137)	284,399	(35,858)	76,421	(59,414)	559,389
Reinvested capital gains	1	-	2,845	-	7,292	-	28,154	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,441)	918	(67,923)	184,459	23,285	87,930	(64,965)	456,047

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	129,013	166,970	16,274	78,595	234,726	297,639
Transfers between funds	-	-	(183,448)	(37,862)	(124,212)	(448,269)	(124,629)	(114,600)
Redemptions (note 3)	(7,785)	(1,343)	(142,014)	(321,371)	(473,073)	(713,773)	(518,227)	(715,861)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(587)	(3,428)	(24)	(2,371)	(2,199)	(7,559)
Adjustments to maintain reserves	(3)	(14)	(30)	(110)	(29)	260	(83)	(13)

Net equity transactions	(7,788)	(1,357)	(197,066)	(195,801)	(581,064)	(1,085,558)	(410,412)	(540,394)

Net change in contract owners’ equity	(10,229)	(439)	(264,989)	(11,342)	(557,779)	(997,628)	(475,377)	(84,347)
Contract owners’ equity beginning of period	16,387	16,826	1,635,176	1,646,518	1,642,995	2,640,623	5,299,735	5,384,082

Contract owners’ equity end of period	$6,158	16,387	1,370,187	1,635,176	1,085,216	1,642,995	4,824,358	5,299,735

CHANGES IN UNITS:
Beginning units	1,477	1,611	146,892	166,944	127,050	212,475	434,421	481,308
Units purchased	-	-	13,955	16,851	4,934	22,374	21,186	39,088
Units redeemed	(829)	(134)	(30,578)	(36,903)	(49,005)	(107,799)	(54,708)	(85,975)

Ending units	648	1,477	130,269	146,892	82,979	127,050	400,899	434,421

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	IDMAS		IDMCS		NMCIXA		MMF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,049	18,402	7,559	11,078	(6,051)	(3,771)	(115,057)	(121,306)
Realized gain (loss) on investments	(68,329)	(93,556)	(18,965)	(28,575)	(8,435)	(36,191)	-	-
Change in unrealized gain (loss) on investments	(79,545)	511,029	8,352	124,251	(81,613)	241,970	-	-
Reinvested capital gains	24,267	-	13,924	-	66,197	9,610	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(112,558)	435,875	10,870	106,754	(29,902)	211,618	(115,057)	(121,306)

Equity transactions:
Purchase payments received from contract owners (note 3)	300,382	376,468	76,298	81,440	36,993	64,667	822,406	929,431
Transfers between funds	(234,625)	(23,479)	(90,261)	63,666	(25,189)	(41,950)	1,819,899	390,033
Redemptions (note 3)	(519,040)	(584,977)	(162,150)	(252,930)	(120,403)	(159,453)	(2,946,328)	(1,904,055)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(11,147)	(12,282)
Contingent deferred sales charges (note 2)	(5,540)	(4,268)	(462)	(3,174)	(915)	(1,339)	(4,534)	(980)
Adjustments to maintain reserves	(30)	(96)	(27)	118	(90)	(27)	10	(58)

Net equity transactions	(458,853)	(236,352)	(176,602)	(110,880)	(109,604)	(138,102)	(319,694)	(597,911)

Net change in contract owners’ equity	(571,411)	199,523	(165,732)	(4,126)	(139,506)	73,516	(434,751)	(719,217)
Contract owners’ equity beginning of period	4,193,939	3,994,416	1,524,417	1,528,543	1,011,201	937,685	8,886,266	9,605,483

Contract owners’ equity end of period	$3,622,528	4,193,939	1,358,685	1,524,417	871,695	1,011,201	8,451,515	8,886,266

CHANGES IN UNITS:
Beginning units	356,351	378,369	119,444	127,996	63,048	72,630	364,267	388,450
Units purchased	28,140	41,863	9,794	18,120	6,384	7,489	252,979	156,034
Units redeemed	(65,458)	(63,881)	(23,358)	(26,672)	(12,713)	(17,071)	(266,109)	(180,217)

Ending units	319,033	356,351	105,880	119,444	56,719	63,048	351,137	364,267

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MMFR		NGFA		GVIDA		GVIDC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(49,408)	(55,843)	(6,063)	(5,113)	6,533	4,616	2,835	2,747
Realized gain (loss) on investments	-	-	22,969	1,563	(17,116)	(248,933)	7,312	15,044
Change in unrealized gain (loss) on investments	-	-	(30,646)	79,485	(47,553)	421,529	(8,856)	(6,267)
Reinvested capital gains	-	-	-	-	-	-	1,026	482

Net increase (decrease) in contract owners’ equity resulting from operations	(49,408)	(55,843)	(13,740)	75,935	(58,136)	177,212	2,317	12,006

Equity transactions:
Purchase payments received from contract owners (note 3)	377,083	221,506	49,225	37,759	198,026	312,112	22,818	44,034
Transfers between funds	1,181,190	362,744	(30,058)	32,509	(110,260)	(183,437)	112,389	33,058
Redemptions (note 3)	(1,832,677)	(1,445,729)	(78,226)	(40,348)	(411,922)	(211,539)	(33,415)	(177,732)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(568)	(564)	(3,395)	(3,641)	(708)	(591)
Contingent deferred sales charges (note 2)	(9,343)	(2,056)	(1,018)	(29)	(49)	(405)	(97)	(5)
Adjustments to maintain reserves	(61)	(76)	(9)	(63)	(14)	(89)	(3)	(13)

Net equity transactions	(283,808)	(863,611)	(60,654)	29,264	(327,614)	(86,999)	100,984	(101,249)

Net change in contract owners’ equity	(333,216)	(919,454)	(74,394)	105,199	(385,750)	90,213	103,301	(89,243)
Contract owners’ equity beginning of period	4,484,839	5,404,293	491,695	386,496	1,525,879	1,435,666	217,106	306,349

Contract owners’ equity end of period	$4,151,623	4,484,839	417,301	491,695	1,140,129	1,525,879	320,407	217,106

CHANGES IN UNITS:
Beginning units	404,615	481,353	37,104	34,957	120,224	127,979	18,103	26,698
Units purchased	195,766	106,341	4,929	6,478	27,986	34,289	27,419	7,561
Units redeemed	(221,252)	(183,079)	(9,521)	(4,331)	(53,474)	(42,044)	(19,225)	(16,156)

Ending units	379,129	404,615	32,512	37,104	94,736	120,224	26,297	18,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDM		GVDMA		GVDMC		NVMIG6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$20,353	11,898	20,149	11,798	7,573	4,406	23	(176)
Realized gain (loss) on investments	(98,264)	(39,186)	(86,507)	(135,171)	11,972	(4,274)	3,176	6,561
Change in unrealized gain (loss) on investments	37,965	221,207	(32,782)	381,084	(15,441)	43,595	(15,790)	(3,274)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,946)	193,919	(99,140)	257,711	4,104	43,727	(12,591)	3,111

Equity transactions:
Purchase payments received from contract owners (note 3)	584,758	378,200	446,979	399,962	117,329	69,572	18,012	10,446
Transfers between funds	(75,903)	149,269	(26,486)	231,947	(2,354)	197,805	24,732	33,211
Redemptions (note 3)	(425,141)	(151,165)	(264,444)	(379,421)	(34,874)	(80,764)	(6,453)	(7,303)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,827)	(4,495)	(5,475)	(5,776)	(1,341)	(1,076)	(109)	(56)
Contingent deferred sales charges (note 2)	(928)	(177)	(285)	(796)	-	(21)	(106)	(103)
Adjustments to maintain reserves	(19)	(60)	(34)	(187)	(8)	(4)	(4)	(28)

Net equity transactions	77,940	371,572	150,255	245,729	78,752	185,512	36,072	36,167

Net change in contract owners’ equity	37,994	565,491	51,115	503,440	82,856	229,239	23,481	39,278
Contract owners’ equity beginning of period	2,302,891	1,737,400	2,686,238	2,182,798	719,009	489,770	81,599	42,321

Contract owners’ equity end of period	$2,340,885	2,302,891	2,737,353	2,686,238	801,865	719,009	105,080	81,599

CHANGES IN UNITS:
Beginning units	183,117	151,279	210,735	190,707	58,117	42,401	8,906	5,179
Units purchased	78,272	49,180	39,770	62,076	12,819	22,836	8,380	11,466
Units redeemed	(72,470)	(17,342)	(28,210)	(42,048)	(6,597)	(7,120)	(4,435)	(7,739)

Ending units	188,919	183,117	222,295	210,735	64,339	58,117	12,851	8,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NIXR		NSCIXA		NVTIV3		NBGST
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,510	5,227	(4,090)	(2,012)	1,607	436	(29,651)	(124,202)
Realized gain (loss) on investments	(80,156)	(134,545)	(12,986)	(38,787)	(15,205)	3,914	(23,508)	(269,408)
Change in unrealized gain (loss) on investments	76,608	426,763	(36,584)	193,154	(9,087)	(9,552)	174,857	2,175,443
Reinvested capital gains	15,488	-	18,611	-	134	8,194	201,092	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,450	297,445	(35,049)	152,355	(22,551)	2,992	322,790	1,781,833

Equity transactions:
Purchase payments received from contract owners (note 3)	154,437	150,287	35,659	69,608	26,759	20,483	316,494	381,004
Transfers between funds	(171,115)	76,867	(64,059)	(17,863)	38,056	6,342	(26,544)	(558,523)
Redemptions (note 3)	(341,525)	(196,026)	(118,460)	(127,369)	(36,259)	(18,781)	(1,594,126)	(1,828,713)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,463)	(1,474)	-	-	(182)	(166)	(5,531)	(6,105)
Contingent deferred sales charges (note 2)	(810)	(1,225)	(1,192)	(932)	-	-	(1,725)	(4,133)
Adjustments to maintain reserves	(53)	2	(44)	40	(11)	(31)	(63)	341

Net equity transactions	(360,529)	28,431	(148,096)	(76,516)	28,363	7,847	(1,311,495)	(2,016,129)

Net change in contract owners’ equity	(344,079)	325,876	(183,145)	75,839	5,812	10,839	(988,705)	(234,296)
Contract owners’ equity beginning of period	2,633,472	2,307,596	735,314	659,475	64,230	53,391	10,053,937	10,288,233

Contract owners’ equity end of period	$2,289,393	2,633,472	552,169	735,314	70,042	64,230	9,065,232	10,053,937

CHANGES IN UNITS:
Beginning units	287,834	286,683	50,675	56,625	4,737	4,132	351,590	431,654
Units purchased	27,128	43,701	2,852	8,010	6,146	3,496	44,250	31,622
Units redeemed	(64,370)	(42,550)	(13,060)	(13,960)	(4,907)	(2,891)	(88,577)	(111,686)

Ending units	250,592	287,834	40,467	50,675	5,976	4,737	307,263	351,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NBGF		NBGT		PF		NBPT
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(9,793)	(14,001)	(546)	(1,183)	(29,199)	(40,648)	(2,205)	(2,853)
Realized gain (loss) on investments	25,271	3,815	(429)	(1,751)	(19,368)	(13,079)	(759)	(6,704)
Change in unrealized gain (loss) on investments	(73,973)	254,740	(5,697)	27,448	(329,404)	504,365	(24,681)	43,751
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(58,495)	244,554	(6,672)	24,514	(377,971)	450,638	(27,645)	34,194

Equity transactions:
Purchase payments received from contract owners (note 3)	41,024	32,485	1,143	383	182,937	230,307	6,557	11,404
Transfers between funds	7,970	(23,113)	6,474	(326)	(322,391)	50,011	(35,434)	(2,872)
Redemptions (note 3)	(174,574)	(180,063)	(4,016)	(8,294)	(464,215)	(518,154)	(16,270)	(19,829)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,897)	(2,111)	-	-	(4,032)	(4,663)	-	-
Contingent deferred sales charges (note 2)	(1)	(5)	-	-	(12)	(112)	(7)	(485)
Adjustments to maintain reserves	(21)	(18)	(19)	(24)	(31)	(79)	(49)	5

Net equity transactions	(127,499)	(172,825)	3,582	(8,261)	(607,744)	(242,690)	(45,203)	(11,777)

Net change in contract owners’ equity	(185,994)	71,729	(3,090)	16,253	(985,715)	207,948	(72,848)	22,417
Contract owners’ equity beginning of period	1,588,094	1,516,365	160,899	144,646	3,720,403	3,512,455	283,156	260,739

Contract owners’ equity end of period	$1,402,100	1,588,094	157,809	160,899	2,734,688	3,720,403	210,308	283,156

CHANGES IN UNITS:
Beginning units	69,743	78,552	13,494	14,316	107,237	115,319	21,075	22,103
Units purchased	2,981	1,938	1,621	61	8,055	18,779	493	1,446
Units redeemed	(8,453)	(10,747)	(1,330)	(883)	(25,291)	(26,861)	(3,693)	(2,474)

Ending units	64,271	69,743	13,785	13,494	90,001	107,237	17,875	21,075

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NLMB		NBSRT		OCHI		OCAF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,297	14,587	(7,201)	(10,741)	53,508	17,107	(12,555)	(15,446)
Realized gain (loss) on investments	(19,981)	(13,530)	(21,639)	(55,176)	(93,698)	4,915	(4,732)	(38,457)
Change in unrealized gain (loss) on investments	5,778	32,135	(25,133)	291,061	(57,937)	(4,898)	(13,898)	147,259
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,906)	33,192	(53,973)	225,144	(98,127)	17,124	(31,185)	93,356

Equity transactions:
Purchase payments received from contract owners (note 3)	23,844	39,873	73,684	87,250	69,556	18,207	37,293	51,770
Transfers between funds	66,116	46,474	46,202	172,651	632,345	(19,741)	(22,557)	(5,970)
Redemptions (note 3)	(140,900)	(94,378)	(195,911)	(273,388)	(254,938)	(26,523)	(249,311)	(239,087)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(732)	(812)	(326)	(328)	-	-	-	-
Contingent deferred sales charges (note 2)	(7)	(3)	(238)	(975)	(228)	(6)	(940)	(644)
Adjustments to maintain reserves	(5)	19	7	(1,369)	241	701	(41)	(36)

Net equity transactions	(51,684)	(8,827)	(76,582)	(16,159)	446,976	(27,362)	(235,556)	(193,967)

Net change in contract owners’ equity	(55,590)	24,365	(130,555)	208,985	348,849	(10,238)	(266,741)	(100,611)
Contract owners’ equity beginning of period	747,087	722,722	1,236,454	1,027,469	61,231	71,469	1,384,023	1,484,634

Contract owners’ equity end of period	$691,497	747,087	1,105,899	1,236,454	410,080	61,231	1,117,282	1,384,023

CHANGES IN UNITS:
Beginning units	50,426	51,020	91,353	91,835	16,640	21,838	177,028	204,982
Units purchased	6,227	6,324	13,575	30,318	298,258	243,335	9,709	17,461
Units redeemed	(9,704)	(6,918)	(19,535)	(30,800)	(202,400)	(248,533)	(39,731)	(45,415)

Ending units	46,949	50,426	85,393	91,353	112,498	16,640	147,006	177,028

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OGF		OSI		PMTRA		ACVI4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$17,321	(23,174)	73,082	73,805	74,009	64,813	(968)	17,042
Realized gain (loss) on investments	148,701	126,625	56,571	(16,611)	65,705	171,237	(152,913)	(188,020)
Change in unrealized gain (loss) on investments	(617,582)	558,684	(128,017)	116,950	(56,336)	(147,613)	(60,382)	350,142
Reinvested capital gains	1,177	38,026	-	-	-	196,207	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(450,383)	700,161	1,636	174,144	83,378	284,644	(214,263)	179,164

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(161)	57,515	58,851	99,428	207,801	118,931	136,338
Transfers between funds	(60,127)	(111,096)	(472,399)	869,480	(489,438)	1,017,907	(1,911)	(178,933)
Redemptions (note 3)	(769,278)	(1,009,104)	(185,880)	(296,801)	(640,511)	(1,419,556)	(240,125)	(240,805)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,387)	(6,194)	-	-	-	-	(1,101)	(1,284)
Contingent deferred sales charges (note 2)	(352)	(437)	(351)	(376)	(1,931)	(1,262)	(520)	(1,399)
Adjustments to maintain reserves	(10)	(61)	63	492	165	474	(28)	(89)

Net equity transactions	(835,154)	(1,127,053)	(601,052)	631,646	(1,032,287)	(194,636)	(124,754)	(286,172)

Net change in contract owners’ equity	(1,285,537)	(426,892)	(599,416)	805,790	(948,909)	90,008	(339,017)	(107,008)
Contract owners’ equity beginning of period	5,405,188	5,832,080	1,817,449	1,011,659	4,147,110	4,057,102	1,778,071	1,885,079

Contract owners’ equity end of period	$4,119,651	5,405,188	1,218,033	1,817,449	3,198,201	4,147,110	1,439,054	1,778,071

CHANGES IN UNITS:
Beginning units	159,326	204,845	97,222	62,556	231,006	241,882	123,221	145,746
Units purchased	-	-	8,179	57,105	50,047	144,660	21,509	13,207
Units redeemed	(24,629)	(45,519)	(39,746)	(22,439)	(106,490)	(155,536)	(29,650)	(35,732)

Ending units	134,697	159,326	65,655	97,222	174,563	231,006	115,080	123,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FCI		FEI		FHIP		FMG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$21,023	24,299	38,678	26,158	1,582	1,707	(51,393)	(38,069)
Realized gain (loss) on investments	7,586	19	(102,076)	(147,800)	3	(5)	(423,833)	(503,766)
Change in unrealized gain (loss) on investments	(43,151)	39,602	(269,766)	786,148	(846)	1,313	(384,109)	1,287,551
Reinvested capital gains	2,043	-	-	-	-	-	2,229	7,384

Net increase (decrease) in contract owners’ equity resulting from operations	(12,499)	63,920	(333,164)	664,506	739	3,015	(857,106)	753,100

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	247,892	208,706	-	-	251,791	308,863
Transfers between funds	-	(2,490)	(175,543)	104,279	-	-	(286,432)	(213,059)
Redemptions (note 3)	(42,238)	(794)	(455,858)	(670,524)	-	-	(1,004,841)	(1,001,994)
Annuity benefits	-	-	(280)	(261)	-	-	-	-
Contract maintenance charges (note 2)	(657)	(607)	(6,711)	(7,482)	(20)	(20)	(11,408)	(12,777)
Contingent deferred sales charges (note 2)	-	-	(1,359)	(964)	-	-	(1,213)	(1,316)
Adjustments to maintain reserves	7	93	235	97	15	(13)	33	135

Net equity transactions	(42,888)	(3,798)	(391,624)	(366,149)	(5)	(33)	(1,052,070)	(920,148)

Net change in contract owners’ equity	(55,387)	60,122	(724,788)	298,357	734	2,982	(1,909,176)	(167,048)
Contract owners’ equity beginning of period	472,618	412,496	5,731,004	5,432,647	27,390	24,408	7,793,238	7,960,286

Contract owners’ equity end of period	$417,231	472,618	5,006,216	5,731,004	28,124	27,390	5,884,062	7,793,238

CHANGES IN UNITS:
Beginning units	4,434	4,474	57,518	61,956	870	871	280,361	317,718
Units purchased	-	-	2,649	5,107	-	-	11,820	13,177
Units redeemed	(391)	(40)	(6,764)	(9,545)	-	(1)	(49,705)	(50,534)

Ending units	4,043	4,434	53,403	57,518	870	870	242,476	280,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FPR		FO2R		TIF3		OVGS4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$28,976	48,893	(1,676)	(478)	11,039	13,821	(9,749)	(443)
Realized gain (loss) on investments	(8,769)	(27,443)	(220,298)	(457,012)	(244,132)	(300,682)	(86,910)	(254,765)
Change in unrealized gain (loss) on investments	(29,831)	606,277	(113,229)	633,934	(71,888)	450,838	(354,456)	952,011
Reinvested capital gains	-	927	3,717	3,865	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,624)	628,654	(331,486)	180,309	(304,981)	163,977	(451,115)	696,803

Equity transactions:
Purchase payments received from contract owners (note 3)	218,666	242,542	149,250	200,807	256,344	300,278	356,346	496,322
Transfers between funds	94,458	86,936	(245,681)	(93,887)	(78,242)	(79,754)	154,612	(153,340)
Redemptions (note 3)	(939,876)	(691,562)	(246,292)	(294,752)	(462,850)	(682,074)	(796,863)	(871,369)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,503)	(6,717)	(1,229)	(1,343)	(1,513)	(1,981)	(3,521)	(3,699)
Contingent deferred sales charges (note 2)	(337)	(1,086)	(1,265)	(911)	(746)	(3,761)	(2,921)	(2,444)
Adjustments to maintain reserves	(5)	46	(15)	1,506	(62)	(74)	(19)	1,043

Net equity transactions	(633,597)	(369,841)	(345,232)	(188,580)	(287,069)	(467,366)	(292,366)	(533,487)

Net change in contract owners’ equity	(643,221)	258,813	(676,718)	(8,271)	(592,050)	(303,389)	(743,481)	163,316
Contract owners’ equity beginning of period	5,562,637	5,303,824	2,098,261	2,106,532	2,859,903	3,163,292	5,522,913	5,359,597

Contract owners’ equity end of period	$4,919,416	5,562,637	1,421,543	2,098,261	2,267,853	2,859,903	4,779,432	5,522,913

CHANGES IN UNITS:
Beginning units	162,391	174,283	156,507	175,129	195,587	231,595	377,372	418,147
Units purchased	11,611	11,624	17,927	50,175	35,871	40,752	63,573	56,024
Units redeemed	(29,472)	(23,516)	(44,102)	(68,797)	(55,569)	(76,760)	(79,509)	(96,799)

Ending units	144,530	162,391	130,332	156,507	175,889	195,587	361,436	377,372

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PVF		IDF		PUIGA		PBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,703)	(1,431)	56,288	(45,874)	141	31	2,224	3,013
Realized gain (loss) on investments	8,278	17,010	196,442	195,416	(6)	(10)	(13,308)	(26,760)
Change in unrealized gain (loss) on investments	(55,414)	22,381	(440,181)	571,757	(833)	308	16,150	87,985
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(49,839)	37,960	(187,451)	721,299	(698)	329	5,066	64,238

Equity transactions:
Purchase payments received from contract owners (note 3)	10,735	11,246	208,945	218,726	-	-	180,930	49,844
Transfers between funds	46,707	41,800	157,558	(103,047)	-	-	(63,543)	(15,297)
Redemptions (note 3)	(21,454)	(15,237)	(444,232)	(558,357)	-	-	(78,713)	(88,696)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(4,287)	(4,313)	-	-	(830)	(924)
Contingent deferred sales charges (note 2)	(71)	(6)	(1,066)	(1,147)	-	-	(146)	(9)
Adjustments to maintain reserves	(10)	(21)	(27)	(76)	(3)	(1)	(15)	(43)

Net equity transactions	35,907	37,782	(83,109)	(448,214)	(3)	(1)	37,683	(55,125)

Net change in contract owners’ equity	(13,932)	75,742	(270,560)	273,085	(701)	328	42,749	9,113
Contract owners’ equity beginning of period	232,746	157,004	3,933,835	3,660,750	4,185	3,857	687,576	678,463

Contract owners’ equity end of period	$218,814	232,746	3,663,275	3,933,835	3,484	4,185	730,325	687,576

CHANGES IN UNITS:
Beginning units	14,066	11,311	356,879	414,502	265	265	30,840	33,587
Units purchased	4,915	8,268	64,615	42,894	-	-	9,188	3,201
Units redeemed	(2,745)	(5,513)	(65,688)	(100,517)	-	-	(7,324)	(5,948)

Ending units	16,236	14,066	355,806	356,879	265	265	32,704	30,840

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRASCA		SCS		SE		SGR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,846)	(5,144)	(33,070)	(33,117)	(844)	-	(10,718)	(7,115)
Realized gain (loss) on investments	84,180	25,523	1,871	(92,770)	107	-	38,982	991
Change in unrealized gain (loss) on investments	(194,711)	126,831	(200,155)	643,604	13,463	-	(4,382)	136,224
Reinvested capital gains	72,179	-	144,407	33,273	-	-	13,131	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,198)	147,210	(86,947)	550,990	12,726	-	37,013	130,100

Equity transactions:
Purchase payments received from contract owners (note 3)	9,882	9,441	94,727	101,523	4,484	-	23,983	52,401
Transfers between funds	211,370	406,051	111,768	195,990	173,084	-	407,321	(13,073)
Redemptions (note 3)	(159,320)	(104,693)	(616,300)	(589,917)	(614)	-	(176,295)	(47,046)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,709)	(1,854)	-	-	-	-
Contingent deferred sales charges (note 2)	(86)	(407)	(495)	(818)	-	-	(178)	(154)
Adjustments to maintain reserves	(7)	(13)	(45)	(198)	(1)	-	(35)	(34)

Net equity transactions	61,839	310,379	(412,054)	(295,274)	176,953	-	254,796	(7,906)

Net change in contract owners’ equity	14,641	457,589	(499,001)	255,716	189,679	-	291,809	122,194
Contract owners’ equity beginning of period	719,153	261,564	2,797,735	2,542,019	-	-	655,129	532,935

Contract owners’ equity end of period	$733,794	719,153	2,298,734	2,797,735	189,679	-	946,938	655,129

CHANGES IN UNITS:
Beginning units	36,223	17,748	129,509	147,479	-	-	38,693	39,201
Units purchased	14,390	26,976	24,123	22,641	17,737	-	24,520	4,917
Units redeemed	(11,144)	(8,501)	(42,810)	(40,611)	(59)	-	(10,963)	(5,425)

Ending units	39,469	36,223	110,822	129,509	17,678	-	52,250	38,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WFLCCI		STR		WFEVAD		WFMCGZ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(717)	(180)	(20,309)	(18,964)	312	-	(1,794)	(3,177)
Realized gain (loss) on investments	3,094	1,003	183,119	59,665	172	-	26,893	32,768
Change in unrealized gain (loss) on investments	(3,535)	14,832	(116,279)	173,526	23,994	-	(68,312)	11,463
Reinvested capital gains	-	-	-	-	-	-	11,217	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,158)	15,655	46,531	214,227	24,478	-	(31,996)	41,054

Equity transactions:
Purchase payments received from contract owners (note 3)	406	79	97,255	78,829	14,274	-	9,594	16,246
Transfers between funds	636	101,523	(22,002)	(70,722)	665,610	-	(173,931)	(28,675)
Redemptions (note 3)	(10,537)	(8,459)	(240,028)	(100,871)	(41,803)	-	(9,828)	(103,701)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,858)	(1,931)	(319)	-	-	-
Contingent deferred sales charges (note 2)	-	(53)	(10)	(698)	-	-	-	(184)
Adjustments to maintain reserves	(10)	(9)	(15)	-	(4)	-	(22)	(3)

Net equity transactions	(9,505)	93,081	(166,658)	(95,393)	637,758	-	(174,187)	(116,317)

Net change in contract owners’ equity	(10,663)	108,736	(120,127)	118,834	662,236	-	(206,183)	(75,263)
Contract owners’ equity beginning of period	108,736	-	1,596,983	1,478,149	-	-	206,183	281,446

Contract owners’ equity end of period	$98,073	108,736	1,476,856	1,596,983	662,236	-	-	206,183

CHANGES IN UNITS:
Beginning units	9,306	-	59,749	63,733	-	-	14,359	23,273
Units purchased	1,164	10,063	13,494	4,369	68,668	-	923	1,295
Units redeemed	(1,964)	(757)	(18,839)	(8,353)	(4,902)	-	(15,282)	(10,209)

Ending units	8,506	9,306	54,404	59,749	63,766	-	-	14,359

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ABBLI		EIG		CSLCBC		WPEG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$34	(66)	(954)	(1,795)	(2,561)	107	-	(15,154)
Realized gain (loss) on investments	12,889	(13,649)	(84,883)	(40,487)	(362)	566	-	272,320
Change in unrealized gain (loss) on investments	(8,796)	18,114	28,209	122,150	(77,656)	77,656	-	(81,159)
Reinvested capital gains	-	-	-	-	20,256	16,697	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,127	4,399	(57,628)	79,868	(60,323)	95,026	-	176,007

Equity transactions:
Purchase payments received from contract owners (note 3)	29	18,203	43,645	64,184	46,524	7,900	-	41,132
Transfers between funds	(97,224)	(52,168)	(645,867)	(22,887)	(1,465,376)	1,545,868	-	(1,565,202)
Redemptions (note 3)	(5,919)	(2,755)	(80,957)	(83,815)	(150,321)	(17,283)	-	(176,924)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(754)	(1,066)	(1,562)	(412)	-	(1,663)
Contingent deferred sales charges (note 2)	(138)	(6)	(8)	(57)	(6)	-	-	(622)
Adjustments to maintain reserves	(19)	(12)	(17)	(23)	(28)	(7)	-	(132)

Net equity transactions	(103,271)	(36,738)	(683,958)	(43,664)	(1,570,769)	1,536,066	-	(1,703,411)

Net change in contract owners’ equity	(99,144)	(32,339)	(741,586)	36,204	(1,631,092)	1,631,092	-	(1,527,404)
Contract owners’ equity beginning of period	99,144	131,483	741,586	705,382	1,631,092	-	-	1,527,404

Contract owners’ equity end of period	$-	99,144	-	741,586	-	1,631,092	-	-

CHANGES IN UNITS:
Beginning units	10,213	14,367	28,914	30,885	153,595	-	-	108,609
Units purchased	28	2,417	2,943	3,408	6,046	155,783	-	4,617
Units redeemed	(10,241)	(6,571)	(31,857)	(5,379)	(159,641)	(2,188)	-	(113,226)

Ending units	-	10,213	-	28,914	-	153,595	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PRLVA		VKRES		SGI
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(816)	(9,387)	(1,259)	(638)	-	(359)
Realized gain (loss) on investments	(145,613)	(196,373)	398,756	(47,800)	-	(21,302)
Change in unrealized gain (loss) on investments	240,702	348,229	(304,809)	246,147	-	10,016
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,273	142,469	92,688	197,709	-	(11,645)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,699	103,317	24,084	43,306	-	297
Transfers between funds	(1,498,363)	(39,838)	(950,929)	(52,865)	-	(92,040)
Redemptions (note 3)	(50,281)	(223,764)	(65,395)	(183,037)	-	(10,209)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(316)	(1,280)	-	-	-	-
Contingent deferred sales charges (note 2)	(594)	(1,637)	(578)	(968)	-	-
Adjustments to maintain reserves	(2)	(88)	(14)	(73)	-	(46)

Net equity transactions	(1,536,857)	(163,290)	(992,832)	(193,637)	-	(101,998)

Net change in contract owners’ equity	(1,442,584)	(20,821)	(900,144)	4,072	-	(113,643)
Contract owners’ equity beginning of period	1,442,584	1,463,405	900,144	896,072	-	113,643

Contract owners’ equity end of period	$-	1,442,584	-	900,144	-	-

CHANGES IN UNITS:
Beginning units	109,173	122,770	43,139	52,866	-	17,526
Units purchased	3,475	13,595	3,771	6,648	-	80
Units redeemed	(112,648)	(27,192)	(46,910)	(16,375)	-	(17,606)

Ending units	-	109,173	-	43,139	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Invesco Van Kampen

Equity and Income Fund - Class A (VKEIA)

Van Kampen Growth and Income Fund - Class A (VKGIA)

Van Kampen Mid Cap Growth Fund - Class A (VKGA)

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

US Equity I Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

American Century International Growth Fund - Class A (TCIGA)

American Century International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Class A (ACIGA)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

DELAWARE GROUP FUNDS

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

DREYFUS CORPORATION FUNDS

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Emerging Leaders Fund (DEL)*

Intermediate Term Income Fund - Class A (DPITIA)

Opportunistic Small Cap Fund (DROSC)

Third Century Fund, Inc. - Class Z (DTC)

FEDERATED INVESTORS

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

High Yield Trust (FHYT)

Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)

FIDELITY INVESTMENTS

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Asset Manager 50% (FAM)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

INVESCO AIM INVESTMENTS

Real Estate Fund - Class A (AREA)

AIM Small Cap Growth Fund - Investor Class (ASCGI)

JANUS FUNDS

Janus Balanced Fund - Class S (JBS)

Janus Fund - Class T (JF)

Janus Overseas Fund - Class S (JOS)

Janus Twenty Fund - Class T (JTF)

Janus Worldwide Fund - Class T (JWF)

Janus Worldwide Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Class D (NBF)

Bond Index Fund - Class A (NBIXA)

Fund - Class A (NFA)

Fund - Class D (NF)

Government Bond Fund - Class D (NGBF)

Growth Fund - Class D (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Money Market Fund - Prime Shares (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Partners Fund - Investor Class (PF)

Partners Fund - Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Champion Income Fund - Class A (OCHI)

Oppenheimer Capital Appreciation Fund - Class A (OCAF)

Oppenheimer Global Fund - Class A (OGF)

Oppenheimer Strategic Income Fund - Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP International Fund - Class IV (ACVI4)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan Fund (FMG)

Puritan Fund (FPR)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Foreign Securities Fund - Class 3 (TIF3)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Class 4 (OVGS4)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Voyager Fund - Class A (PVF)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Dynamics Fund - Investor Class (IDF)

PUTNAM INVESTMENTS

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund - Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)

Advantage Funds(R) - Enterprise Fund - Investor Class (SE)

Advantage Funds(R) - Growth Fund - Investor Class (SGR)

Advantage Funds(R) - Large Cap Core - Investor Class (WFLCCI)

Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)

Equity Value Fund - Administrative Class (WFEVAD)

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

Nationwide (or The Company) allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges - Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC		-0.25%
Five Year CDSC		-0.10%
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%

*The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA

0.95%	$193,509	$21	$6,716	$3,464	$668	$-	$-	$227
1.00%	7,059	-	274	157	-	-	-	-
1.05%	3,164	-	83	46	-	-	-	-
1.10%	87,752	43	1,029	784	650	-	-	-
1.15%	34,337	18	721	193	-	-	-	-
1.20%	214,089	162	3,551	3,467	1,692	-	-	699
1.25%	27,105	34	403	145	324	-	-	89
1.30%	1,846,442	-	278	-	16,695	10,788	4,383	-
1.35%	46,060	15	935	551	28	-	-	12
1.40%	36,612	325	846	500	127	-	-	43
1.45%	145,132	102	1,922	622	481	-	-	127
1.50%	23,840	-	168	102	4	-	-	56
1.55%	93	-	-	-	-	-	-	-
1.60%	3,408	-	35	-	-	-	-	-
1.65%	8,909	-	183	-	-	-	-	-
1.70%	4,803	-	-	-	-	-	-	-
1.75%	391	-	6	-	-	-	-	-
1.80%	305	-	-	-	-	-	-	-
1.90%	670	-	-	-	-	-	-	-
2.05%	22	1	-	-	-	-	-	-

Totals	$2,683,702	$721	$17,150	$10,031	$20,669	$10,788	$4,383	$1,253

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF

0.95%	$-	$562	$3,654	$-	$4,230	$3,160	$-	$2,649
1.00%	-	-	157	-	1,150	47	-	108
1.05%	-	-	496	-	-	-	-	-
1.10%	-	2,675	2,116	-	447	1,441	-	919
1.15%	-	613	494	-	300	36	-	8
1.20%	-	3,178	5,021	-	1,693	5,068	-	6,450
1.25%	-	213	539	-	228	341	-	744
1.30%	9,657	64,288	219	35,056	14,888	67,717	10,728	18,775
1.35%	-	628	733	-	89	646	-	1,456
1.40%	-	430	1,347	-	42	886	-	441
1.45%	-	2,921	1,378	-	2,871	1,612	-	1,654
1.50%	-	232	312	-	177	333	-	705
1.55%	-	-	16	-	-	-	-	-
1.60%	-	-	30	-	25	8	-	3
1.65%	-	-	934	-	92	91	-	145
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	6	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	99	-	15	-	-	8
2.05%	-	-	-	-	-	-	-	-

	$9,657	$75,740	$17,551	$35,056	$26,247	$81,386	$10,728	$34,065

	DPBOZ	DSPI	DEL	DPITIA	DROSC	DTC	FBDF	FEQIF

0.95%	$1,214	$-	$-	$-	$-	$126	$570	$100
1.00%	-	-	-	-	-	-	-	-
1.05%	106	-	-	-	-	-	-	-
1.10%	190	-	-	-	-	4	4	-
1.15%	43	-	-	-	-	57	-	-
1.20%	798	-	65	-	2	424	880	545
1.25%	268	-	43	-	2	232	266	518
1.30%	6,067	124,633	-	19,810	-	6,308	19,815	-
1.35%	103	-	-	-	-	1	21	4
1.40%	26	-	-	-	-	-	-	-
1.45%	1,816	-	-	-	-	180	1,313	254
1.50%	43	-	-	-	-	5	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	5	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	13	-
2.05%	-	-	-	-	-	-	15	-

	$10,679	$124,633	$108	$19,810	$4	$7,337	$22,897	$1,421

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FHYT	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA

0.95%	$9,171	$2,196	$362	$-	$1,159	$5,342	$-	$347
1.00%	115	-	-	-	-	39	-	-
1.05%	-	-	90	-	-	334	-	-
1.10%	1,470	1,560	923	-	895	1,507	-	266
1.15%	118	4	-	-	155	933	-	250
1.20%	2,444	2,291	150	-	2,726	5,027	-	2,351
1.25%	326	80	446	-	347	1,172	-	168
1.30%	17,180	-	-	13,682	29	234	22,962	-
1.35%	328	1,636	403	-	277	1,898	-	209
1.40%	964	51	22	-	255	1,910	-	258
1.45%	2,106	464	241	-	2,600	5,701	-	744
1.50%	228	36	203	-	234	1,009	-	391
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	33	91	-	-
1.65%	-	552	-	-	228	788	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	6	-	-
1.80%	-	-	-	-	-	24	-	-
1.90%	57	1	-	-	-	99	-	-
2.05%	-	-	-	-	-	-	-	-

	$34,507	$8,871	$2,840	$13,682	$8,938	$26,114	$22,962	$4,984

	FAGO	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG

0.95%	$-	$143	$29	$-	$5,660	$1,034	$6,652	$2,867
1.00%	-	73	-	-	106	43	215	255
1.05%	-	35	-	-	-	56	92	474
1.10%	-	4	-	-	3,007	579	1,052	706
1.15%	-	-	-	-	1,216	-	2,134	278
1.20%	-	267	26	-	6,093	933	6,936	2,715
1.25%	-	169	-	-	1,318	8	884	620
1.30%	24,758	7,846	-	22,204	260	14,062	33,191	82
1.35%	-	-	15	-	1,197	121	1,421	535
1.40%	-	-	-	-	1,517	376	1,149	889
1.45%	-	31	3	-	6,793	586	4,463	2,436
1.50%	-	-	-	-	249	19	1,155	551
1.55%	-	-	-	-	24	-	21	-
1.60%	-	-	-	-	3	-	238	84
1.65%	-	-	-	-	753	51	643	428
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	25	31
1.90%	-	7	-	-	-	-	74	-
2.05%	-	-	-	-	-	-	-	-

	$24,758	$8,575	$73	$22,204	$28,196	$17,868	$60,345	$12,951

	AREA	ASCGI	JBS	JF	JOS	JTF	JWF	JWS

0.95%	$1,781	$1,996	$5,019	$1,300	$2,079	$3,077	$17	$407
1.00%	246	22	-	35	-	31	-	35
1.05%	-	-	-	233	-	-	-	-
1.10%	660	13	8	264	26	896	36	-
1.15%	214	273	1,775	79	48	-	-	-
1.20%	1,344	1,463	3,976	1,365	1,041	4,075	133	1,163
1.25%	237	384	776	387	190	1,323	221	132
1.30%	96	17	39	43,914	-	174,149	28,073	-
1.35%	354	45	390	380	902	441	-	240
1.40%	622	18	512	152	587	753	-	64
1.45%	1,568	324	1,026	371	384	1,214	53	790
1.50%	18	333	472	74	403	11	-	2
1.55%	-	-	-	-	-	1	-	-
1.60%	5	10	-	-	-	36	-	-
1.65%	32	35	336	28	-	75	-	53
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	5	-	-	8	-	1	-	-
2.05%	-	-	-	-	-	-	-	-

	$7,182	$4,933	$14,329	$48,590	$5,660	$186,083	$28,533	$2,886

	LSC	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF

0.95%	$421	$-	$507	$377	$925	$449	$3,830	$431
1.00%	-	-	87	-	-	32	-	-
1.05%	-	-	170	-	-	-	54	-
1.10%	17	-	-	176	712	529	1,191	-
1.15%	-	-	-	56	145	205	1,591	-
1.20%	197	-	157	1,693	1,351	764	4,200	36
1.25%	36	-	128	54	61	223	232	-
1.30%	28,780	17,076	16,538	64	8,594	32,215	23,513	4,772
1.35%	1	-	-	133	371	43	1,990	1
1.40%	-	-	-	42	55	9	2,527	-
1.45%	301	-	896	2,390	1,257	448	4,341	40
1.50%	61	-	-	101	80	13	29	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	8	-	-	-
1.65%	-	-	-	39	4	12	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	55	-	13	-	-	-	35	-
2.05%	-	-	4	-	-	-	-	-

	$29,869	$17,076	$18,500	$5,125	$13,563	$34,942	$43,533	$5,280

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NIIXA	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF

0.95%	$-	$950	$4,509	$13,724	$7,881	$1,807	$2,091	$-
1.00%	-	521	-	240	141	97	58	-
1.05%	-	-	-	-	-	-	-	-
1.10%	25	801	1,514	5,363	4,917	3,996	926	-
1.15%	-	560	264	4,678	820	734	1,761	-
1.20%	116	7,147	3,105	10,608	15,020	3,299	2,448	-
1.25%	1	564	668	1,722	359	950	95	-
1.30%	-	-	-	193	194	109	110	115,132
1.35%	1	2,381	130	2,173	4,434	1,548	539	-
1.40%	-	938	-	847	1,097	710	499	-
1.45%	33	4,426	2,692	12,895	9,305	3,604	2,113	-
1.50%	-	663	33	3,131	3,088	203	543	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	11	1,468	414	10	265	-	-
1.65%	-	83	-	756	133	-	82	-
1.70%	-	-	-	4,803	-	-	-	-
1.75%	-	-	-	354	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	18	18	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$176	$19,045	$14,383	$61,919	$47,417	$17,322	$11,265	$115,132

	MMFR	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6

0.95%	$7,627	$494	$-	$-	$113	$-	$-	$-
1.00%	412	-	-	-	-	-	-	-
1.05%	27	-	-	-	-	-	-	-
1.10%	13,960	134	-	-	343	-	-	15
1.15%	1,818	-	-	-	86	-	-	-
1.20%	9,823	320	-	-	726	-	-	120
1.25%	1,321	114	-	-	7	-	-	31
1.30%	206	4,478	17,471	3,845	29,247	35,795	10,123	918
1.35%	1,273	259	-	-	7	-	-	28
1.40%	1,183	22	-	-	-	-	-	-
1.45%	9,547	242	-	-	930	-	-	2
1.50%	1,848	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	304	-	-	-	9	-	-	-
1.65%	26	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	19	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	51	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$49,445	$6,063	$17,471	$3,845	$31,468	$35,795	$10,123	$1,114

	NIXR	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT

0.95%	$2,400	$1,082	$-	$9,139	$-	$350	$-	$968
1.00%	311	7	-	167	-	55	-	287
1.05%	-	-	-	33	-	-	-	102
1.10%	2,081	680	-	3,484	-	206	-	67
1.15%	-	308	78	914	-	-	-	114
1.20%	5,764	2,711	12	16,534	-	729	-	723
1.25%	1,075	274	-	951	-	-	-	72
1.30%	13,134	-	1,036	77,615	19,695	-	41,761	-
1.35%	774	588	28	3,870	-	136	-	1
1.40%	28	293	18	3,258	-	8	-	-
1.45%	2,904	1,556	-	3,654	-	373	-	341
1.50%	1,565	148	-	935	-	-	-	20
1.55%	1	-	-	-	-	-	-	-
1.60%	16	-	-	86	-	-	-	-
1.65%	27	46	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	89	-	-	-	-	-	-	-
1.90%	-	-	-	1	-	-	-	1
2.05%	1	-	-	-	-	-	-	-

	$30,170	$7,693	$1,172	$120,641	$19,695	$1,857	$41,761	$2,696

	NLMB	NBSRT	OCHI	OCAF	OGF	OSI	PMTRA	ACVI4

0.95%	$-	$2,993	$6,946	$5,270	$2,788	$7,502	$7,960	$330
1.00%	-	151	-	-	70	113	304	-
1.05%	-	-	-	62	412	70	-	-
1.10%	-	3,797	-	894	1,568	594	3,866	433
1.15%	-	262	2	542	-	1,333	3,225	287
1.20%	-	998	384	4,260	1,850	2,314	8,820	1,854
1.25%	-	34	-	281	810	353	761	30
1.30%	9,411	3,346	15	-	51,545	-	294	15,569
1.35%	-	280	39	656	511	715	2,018	812
1.40%	-	892	11	386	1,093	637	2,568	137
1.45%	-	1,599	371	1,397	957	2,241	6,094	758
1.50%	-	190	-	512	459	31	516	59
1.55%	-	-	-	-	1	-	19	-
1.60%	-	-	-	11	11	52	23	4
1.65%	-	-	-	344	-	-	1,676	18
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	23	-	-	113	-
1.90%	-	-	-	-	52	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$9,411	$14,542	$7,768	$14,638	$62,127	$15,955	$38,257	$20,291

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FCI	FEI	FHIP	FMG	FPR	FO2R	TIF3	OVGS4

0.95%	$-	$-	$-	$-	$-	$1,592	$2,043	$6,645
1.00%	-	-	-	-	-	-	88	300
1.05%	-	-	-	-	-	-	59	86
1.10%	-	-	-	-	-	2,619	892	1,971
1.15%	-	-	-	-	-	154	849	1,380
1.20%	-	-	-	-	-	2,212	2,457	7,344
1.25%	-	-	-	-	-	56	136	806
1.30%	5,895	71,029	362	89,901	68,287	14,190	22,297	39,170
1.35%	-	-	-	-	-	264	371	1,080
1.40%	-	-	-	-	-	63	1,369	634
1.45%	-	-	-	-	-	1,227	1,817	4,427
1.50%	-	-	-	-	-	64	443	543
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	26	8
1.65%	-	-	-	-	-	26	32	137
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	27
2.05%	-	-	-	-	-	-	-	-

	$5,895	$71,029	$362	$89,901	$68,287	$22,467	$32,879	$64,558

	PVF	IDF	PUIGA	PBF	WRASCA	SCS	SE	SGR

0.95%	$800	$3,457	$-	$-	$2,032	$2,553	$51	$1,307
1.00%	101	32	-	-	52	51	-	111
1.05%	-	44	-	-	-	-	-	-
1.10%	74	1,259	-	-	1,901	165	12	1,756
1.15%	449	-	-	-	1,018	-	11	486
1.20%	585	2,240	-	-	2,470	2,703	206	2,641
1.25%	-	769	-	-	-	242	-	116
1.30%	-	38,677	-	9,301	-	24,347	-	-
1.35%	412	460	-	-	109	218	56	866
1.40%	-	669	-	-	399	24	18	393
1.45%	265	1,820	56	-	853	2,069	482	3,008
1.50%	14	240	-	-	6	689	8	34
1.55%	-	10	-	-	-	-	-	-
1.60%	3	8	-	-	6	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	9	-	-
2.05%	-	-	-	-	-	-	-	-

	$2,703	$49,685	$56	$9,301	$8,846	$33,070	$844	$10,718

	WFLCCI	STR	WFEVAD	WFMCGZ	ABBLI	EIG	CSLCBC	PRLVA

0.95%	$72	$-	$-	$133	$14	$-	$-	$202
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	27	28	-	-	149
1.15%	-	-	-	24	14	-	-	27
1.20%	1,086	-	-	470	106	-	-	293
1.25%	-	-	-	-	35	-	-	12
1.30%	-	20,309	2,987	-	-	6,414	15,738	1,808
1.35%	11	-	-	119	10	-	-	104
1.40%	22	-	-	34	226	-	-	11
1.45%	25	-	-	969	64	-	-	242
1.50%	2	-	-	18	-	-	-	16
1.55%	-	-	-	-	-	-	-	-
1.60%	54	-	-	-	-	-	-	2
1.65%	-	-	-	-	-	-	-	1
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	1	-	-	-

	$1,272	$20,309	$2,987	$1,794	$498	$6,414	$15,738	$2,867

	VKRES
0.95%	$745
1.00%	163
1.05%	-
1.10%	436
1.15%	182
1.20%	979
1.25%	149
1.30%	53
1.35%	226
1.40%	380
1.45%	950
1.50%	10
1.55%	-
1.60%	3
1.65%	20
1.70%	-
1.75%	-
1.80%	-
1.90%	3
2.05%	-

	$4,299

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $790,028 and $1,693,023, respectively, and total transfers from the Account to the fixed account were $1,588,912 and $2,764,763, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $281,806 and $80,817 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$195,851,724	$0	$0	$195,851,724

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

	Purchases of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$103,680	$3,351
Van Kampen Growth and Income Fund - Class A (VKGIA)	107,339	449,815
Van Kampen Mid Cap Growth Fund - Class A (VKGA)	220,337	216,102
Aberdeen Small Cap Fund - Class A (PRSCA)	291,205	676,806
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	254,720	369,939
US Equity I Fund - Institutional Service Class (ADUES)	1,380,864	22,404
American Century International Growth Fund - Class A (TCIGA)	798	2,620
American Century International Growth Fund - Investor Class (TCIGR)	9,160	136,389
Growth Fund - Investor Class (TCG)	628,968	873,326
Income & Growth Fund - Class A (ACIGA)	91,318	223,423
Income & Growth Fund - Investor Class (IGF)	157,892	501,679
Short-Term Government Fund - Investor Class (BSTG)	564,167	785,056
Ultra(R) Fund - Investor Class (TCUL)	136,974	869,459
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	489,652	503,627
Appreciation Fund, Inc. (DAF)	551,609	578,325
Balanced Opportunity Fund - Class Z (DPBOZ)	33,013	249,337
Dreyfus S&P 500 Index Fund (DSPI)	892,363	1,574,833
Emerging Leaders Fund (DEL)	27	8,709
Intermediate Term Income Fund - Class A (DPITIA)	190,731	258,294
Opportunistic Small Cap Fund (DROSC)	7,544	4
Third Century Fund, Inc. - Class Z (DTC)	17,754	127,306
Bond Fund - Class F Shares (FBDF)	371,386	672,321
Equity Income Fund, Inc. - Class F Shares (FEQIF)	9,232	13,696
High Yield Trust (FHYT)	1,268,917	1,984,437
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)	162,461	361,562
Advisor Balanced Fund - Class A (FABA)	9,761	77,591
Advisor Balanced Fund - Class T (FAB)	32,265	96,897
Advisor Equity Growth Fund - Class A (FAEGA)	53,858	119,840
Advisor Equity Income Fund - Class A (FAEIA)	151,531	497,165
Advisor Equity Income Fund - Class T (FAEI)	154,085	325,332
Advisor Growth Opportunities Fund - Class A (FAGOA)	44,340	101,192
Advisor Growth Opportunities Fund - Class T (FAGO)	228,124	395,258
Advisor High Income Advantage Fund - Class T (FAHY)	45,586	104,957
Advisor Overseas Fund - Class A (FAOA)	96	86
Asset Manager 50% (FAM)	218,787	308,051
Balance Sheet Investment Fund - Class A (FRBSI)	387,022	620,865
Foreign Fund - Class A (TFF)	29,980	401,761
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	327,435	1,162,120
Small-Mid Cap Growth Fund - Class A (FSCG)	133,210	205,209
Real Estate Fund - Class A (AREA)	1,253,280	89,930
AIM Small Cap Growth Fund - Investor Class (ASCGI)	309,757	89,263
Janus Balanced Fund - Class S (JBS)	400,221	299,732
Janus Fund - Class T (JF)	75,373	666,726
Janus Overseas Fund - Class S (JOS)	214,392	172,241
Janus Twenty Fund - Class T (JTF)	2,102,221	2,477,375
Janus Worldwide Fund - Class T (JWF)	15,822	374,525
Janus Worldwide Fund - Class S (JWS)	1,160	37,483
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	680,116	613,986
MFS Strategic Income Fund - Class A (MSI)	382,876	193,555
Bond Fund - Class D (NBF)	267,257	308,394

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Bond Index Fund - Class A (NBIXA)	47,921	46,981
Fund - Class A (NFA)	1,502,377	264,061
Fund - Class D (NF)	128,292	355,667
Government Bond Fund - Class D (NGBF)	1,023,924	1,289,901
Growth Fund - Class D (NGF)	24	73,474
International Index Fund - Class A (NIIXA)	303	7,971
Investor Destinations Aggressive Fund - Service Class (IDAS)	149,429	341,925
Investor Destinations Conservative Fund - Service Class (IDCS)	83,610	649,772
Investor Destinations Moderate Fund - Service Class (IDMS)	257,836	619,730
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	290,172	713,745
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	139,011	294,141
Mid Cap Market Index Fund - Class A (NMCIXA)	153,761	203,230
Money Market Fund - Prime Shares (MMF)	4,916,878	5,351,667
Money Market Fund - Service Class (MMFR)	1,946,521	2,279,753
Nationwide Growth Fund - Class A (NGFA)	56,622	123,367
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	317,545	638,627
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	336,500	231,659
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	906,948	808,681
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	440,644	270,238
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	159,517	73,196
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	74,726	38,648
S&P 500 Index Fund - Service Class (NIXR)	210,591	551,155
Small Cap Index Fund - Class A (NSCIXA)	49,941	183,528
Templeton NVIT International Value Fund - Class III (NVTIV3)	85,670	55,572
Genesis Fund - Trust Class (NBGST)	1,178,416	2,318,528
Guardian Fund - Investor Class (NBGF)	59,198	196,483
Guardian Fund - Trust Class (NBGT)	19,702	16,669
Partners Fund - Investor Class (PF)	163,733	800,663
Partners Fund - Trust Class (NBPT)	6,009	53,392
Short Duration Bond Fund - Investor Class (NLMB)	101,939	143,317
Socially Responsive Fund - Trust Class (NBSRT)	162,732	246,516
Champion Income Fund - Class A (OCHI)	1,239,645	738,460
Oppenheimer Capital Appreciation Fund - Class A (OCAF)	59,287	307,412
Oppenheimer Global Fund - Class A (OGF)	80,625	897,350
Oppenheimer Strategic Income Fund - Class A (OSI)	229,064	756,570
PIMCO Total Return Fund - Class A (PMTRA)	903,747	1,862,107
VP International Fund - Class IV (ACVI4)	248,165	373,898
Capital & Income Fund (FCI)	28,961	48,784
Equity-Income Fund (FEI)	275,701	628,656
High Income Portfolio - Initial Class (FHIP)	1,944	387
Magellan Fund (FMG)	157,098	1,258,353
Puritan Fund (FPR)	342,921	947,554
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	180,700	523,925
Templeton Foreign Securities Fund - Class 3 (TIF3)	408,916	684,964
Global Securities Fund/VA - Class 4 (OVGS4)	638,263	940,443
Voyager Fund - Class A (PVF)	77,976	44,782
Dynamics Fund - Investor Class (IDF)	587,676	614,523
Putnam International Equity Fund - Class A (PUIGA)	197	57
Virtus Balanced Fund - Class A (PBF)	206,005	166,101
Advisors Small Cap Fund - Class A (WRASCA)	341,352	216,221
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)	595,286	896,015
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)	177,265	1,159
Advantage Funds(R) - Growth Fund - Investor Class (SGR)	461,178	203,991
Advantage Funds(R) - Large Cap Core - Investor Class (WFLCCI)	13,284	23,535
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)	337,667	524,637
Equity Value Fund - Administrative Class (WFEVAD)	684,737	46,666
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class(obsolete) (WFMCGZ)	23,177	187,945
Basic Balanced Fund - Investor Class(obsolete) (ABBLI)	737	103,970
Equity Income Fund - Class I(obsolete) (EIG)	73,614	758,523
Large Cap Blend Fund - Common Class(obsolete) (CSLCBC)	82,426	1,635,646
Nationwide Large Cap Value Fund - Class A(obsolete) (PRLVA)	42,408	1,580,115
Van Kampen Real Estate Securities Fund - Class A(obsolete) (VKRES)	60,064	1,054,184

Total	$38,991,244	$58,471,544

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity and Income Fund -Class A (VKEIA)
2011	0.95% to 2.05%	9,998	$ 9.32 to $ 9.26	$92,977	1.49%	-6.80% to -7.44%	****
Van Kampen Growth and Income Fund -Class A (VKGIA)
2011	0.95% to 1.65%	86,270	15.93 to 14.98	1,354,117	1.26%	-3.02% to -3.70%
2010	0.95% to 1.75%	107,293	16.43 to 15.44	1,738,936	1.27%	11.58% to 10.68%
2009	0.95% to 1.75%	145,665	14.72 to 13.95	2,118,535	1.53%	23.08% to 22.09%
2008	0.95% to 1.90%	162,476	11.96 to 11.33	1,925,148	1.85%	-32.84% to -33.48%
2007	0.95% to 1.90%	194,088	17.81 to 17.03	3,432,605	1.87%	1.57% to 0.59%
Van Kampen Mid Cap Growth Fund -Class A (VKGA)
2011	0.95% to 1.50%	37,463	20.58 to 19.61	759,645	0.00%	-9.97% to -10.47%
2010	0.95% to 1.50%	39,537	22.86 to 21.91	892,283	0.00%	26.13% to 25.44%
2009	0.95% to 1.50%	50,066	18.12 to 17.46	897,880	0.00%	57.79% to 56.92%
2008	0.95% to 1.50%	62,283	11.49 to 11.13	710,249	0.00%	-48.89% to -49.18%
2007	0.95% to 1.55%	75,338	22.47 to 21.85	1,683,123	0.00%	21.20% to 20.46%
Aberdeen Small Cap Fund -Class A (PRSCA)
2011	0.95% to 1.50%	65,597	18.28 to 17.13	1,358,086	0.33%	-7.22% to -7.73%
2010	0.95% to 1.50%	81,745	19.71 to 18.57	1,843,302	0.36%	26.51% to 25.81%
2009	0.95% to 1.50%	103,567	15.58 to 14.76	1,836,852	0.00%	36.22% to 35.47%
2008	0.95% to 1.50%	115,944	11.44 to 10.90	1,507,368	0.29%	-45.40% to -45.71%
2007	0.95% to 1.65%	158,170	20.95 to 19.84	3,800,681	0.62%	-6.94% to -7.60%
Global Fixed Income Fund -Institutional Service Class (ADGFIS)
2011	1.30%	69,098	11.22	775,593	3.12%	2.46%
2010	1.30%	80,749	10.96	884,615	5.34%	3.84%
2009	1.30%	89,576	10.55	945,003	1.40%	5.50%	****
US Equity I Fund -Institutional Service Class (ADUES)
2011	1.30%	136,054	10.73	1,460,438	0.22%	7.34%	****
American Century International Growth Fund -Class A (TCIGA)
2011	0.95% to 1.50%	12,184	7.97 to 7.46	94,360	0.74%	-12.91% to -13.39%
2010	0.95% to 1.50%	12,326	9.15 to 8.62	109,871	0.90%	12.38% to 11.76%
2009	0.95% to 1.50%	12,624	8.14 to 7.71	100,366	0.61%	32.46% to 31.73%
2008	0.95% to 1.50%	17,553	6.14 to 5.85	105,827	0.92%	-45.88% to -46.19%
2007	0.95% to 1.50%	28,857	11.35 to 10.88	323,828	0.33%	15.78% to 15.14%
American Century International Growth Fund -Investor Class (TCIGR)
2011	1.30%	26,185	22.69	594,261	1.22%	-12.99%
2010	1.30%	31,164	26.08	812,813	1.42%	12.22%
2009	1.30%	35,850	23.24	833,179	0.96%	32.28%
2008	1.30%	38,918	17.57	683,752	1.23%	-45.93%
2007	1.30%	47,089	32.49	1,529,948	0.55%	15.73%
Growth Fund - Investor Class (TCG)
2011	0.95% to 1.50%	171,700	7.83 to 7.34	5,522,792	0.46%	-1.84% to -2.38%
2010	0.95% to 1.50%	173,962	7.97 to 7.51	5,990,131	0.36%	16.52% to 15.87%
2009	0.95% to 1.50%	189,765	6.84 to 6.48	5,481,556	0.29%	34.19% to 33.45%
2008	0.95% to 1.50%	201,215	5.10 to 4.86	4,427,698	0.35%	-38.44% to -38.78%
2007	0.95% to 1.50%	179,759	8.28 to 7.94	7,896,699	0.13%	17.85% to 17.19%
Income & Growth Fund - Class A (ACIGA)
2011	0.95% to 1.90%	156,001	9.39 to 8.39	1,424,932	1.31%	1.75% to 0.77%
2010	0.95% to 1.90%	170,813	9.22 to 8.32	1,536,531	1.19%	12.75% to 11.67%
2009	0.95% to 1.90%	185,704	8.18 to 7.45	1,483,938	1.97%	16.46% to 15.35%
2008	0.95% to 1.90%	193,769	7.02 to 6.46	1,333,084	1.41%	-35.43% to -36.05%
2007	0.95% to 1.90%	236,674	10.88 to 10.10	2,530,492	1.28%	-1.49% to -2.44%
Income & Growth Fund - Investor Class (IGF)
2011	1.30%	134,955	18.83	2,541,597	1.55%	1.68%
2010	1.30%	153,519	18.52	2,843,369	1.43%	12.62%
2009	1.30%	175,496	16.45	2,886,200	2.22%	16.39%
2008	1.30%	191,548	14.13	2,706,645	1.61%	-35.53%
2007	1.30%	253,051	21.92	5,546,451	1.47%	-1.60%
Short-Term Government Fund -Investor Class (BSTG)
2011	0.95% to 1.90%	110,359	13.72 to 12.26	2,123,419	0.76%	0.58% to -0.39%
2010	0.95% to 1.90%	118,333	13.65 to 12.31	2,342,931	1.02%	1.30% to 0.33%
2009	0.95% to 1.90%	136,216	13.47 to 12.27	2,521,535	1.84%	1.72% to 0.74%
2008	0.95% to 1.90%	132,980	13.24 to 12.18	2,492,848	3.48%	3.74% to 2.74%
2007	0.95% to 1.90%	140,799	12.77 to 11.86	2,560,887	4.57%	5.35% to 4.34%
Ultra(R) Fund - Investor Class (TCUL)
2011	0.95% to 1.65%	376,005	7.38 to 6.79	6,007,201	0.00%	0.23% to -0.47%
2010	0.95% to 1.65%	421,165	7.36 to 6.83	6,649,134	0.22%	15.46% to 14.64%
2009	0.95% to 1.65%	467,772	6.38 to 5.95	6,451,550	0.52%	34.07% to 33.13%
2008	0.95% to 1.65%	532,419	4.76 to 4.47	5,467,158	0.35%	-42.29% to -42.70%
2007	0.95% to 1.85%	630,015	8.24 to 7.68	11,452,579	0.00%	20.66% to 19.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2011	1.30%	43,302	$ 15.58	$674,459	8.10%	0.87%
2010	1.30%	48,155	15.44	743,548	8.90%	15.15%
2009	1.30%	51,698	13.41	693,236	6.31%	34.09%	****
Appreciation Fund, Inc. (DAF)
2011	0.95% to 1.90%	221,462	11.07 to 9.89	2,788,053	1.43%	6.60% to 5.58%
2010	0.95% to 1.90%	224,836	10.39 to 9.37	2,647,383	1.19%	14.16% to 13.07%
2009	0.95% to 1.90%	252,934	9.10 to 8.29	2,619,402	2.05%	19.86% to 18.71%
2008	0.95% to 1.90%	281,538	7.59 to 6.98	2,425,499	1.69%	-33.01% to -33.66%
2007	0.95% to 1.90%	338,727	11.33 to 10.52	4,412,754	1.28%	5.53% to 4.51%
Balanced Opportunity Fund - Class Z (DPBOZ)
2011	0.95% to 1.60%	73,716	10.56 to 10.08	761,263	1.26%	-2.67% to -3.31%
2010	0.95% to 1.60%	93,691	10.85 to 10.42	997,784	1.44%	12.23% to 11.49%
2009	0.95% to 1.60%	109,528	9.67 to 9.35	1,041,825	1.86%	20.86% to 20.07%
2008	0.95% to 1.60%	119,594	8.00 to 7.79	944,349	2.23%	-28.49% to -28.96%
2007	0.95% to 1.60%	164,480	11.18 to 10.96	1,822,757	2.11%	4.11% to 3.42%
Dreyfus S&P 500 Index Fund (DSPI)
2011	1.30%	308,314	29.69	9,153,730	1.50%	0.33%
2010	1.30%	333,365	29.59	9,864,563	1.53%	13.07%
2009	1.30%	359,565	26.17	9,409,875	1.85%	24.40%
2008	1.30%	390,208	21.04	8,208,950	1.75%	-38.10%
2007	1.30%	472,197	33.98	16,047,578	1.49%	3.65%
Emerging Leaders Fund (DEL)
2010	1.20% to 1.25%	1,007	10.35 to 10.29	10,409	0.02%	27.34% to 27.28%
2009	1.20% to 1.25%	1,006	8.13 to 8.09	8,159	0.21%	20.37% to 20.31%
2008	1.20% to 1.25%	1,006	6.75 to 6.72	6,779	0.31%	-40.12% to -40.15%
2007	1.20% to 1.25%	1,006	11.27 to 11.23	11,325	0.00%	-12.01% to -12.05%
Intermediate Term Income Fund - Class A (DPITIA)
2011	1.30%	126,265	12.19	1,539,777	2.93%	5.92%
2010	1.30%	134,162	11.51	1,544,674	3.80%	7.60%
2009	1.30%	148,448	10.70	1,588,436	4.80%	15.58%
2008	1.30%	171,020	9.26	1,583,323	3.07%	-7.42%	****
Opportunistic Small Cap Fund (DROSC)
2011	1.20% to 1.25%	735	10.71	7,873	0.00%	7.12% to 7.11%	****
Third Century Fund, Inc. - Class Z (DTC)
2011	0.95% to 1.45%	31,777	6.86 to 6.46	531,455	0.64%	-0.26% to -0.76%
2010	0.95% to 1.50%	39,481	6.87 to 6.48	637,482	0.59%	13.41% to 12.78%
2009	0.95% to 1.50%	44,065	6.06 to 5.74	618,308	0.91%	32.03% to 31.30%
2008	0.95% to 1.50%	46,872	4.59 to 4.37	503,854	0.34%	-34.92% to -35.29%
2007	0.95% to 1.85%	54,512	7.05 to 6.58	882,684	0.43%	6.53% to 5.56%
Bond Fund - Class F Shares (FBDF)
2011	0.95% to 2.05%	84,745	19.62 to 17.23	1,737,713	5.39%	5.01% to 3.84%
2010	0.95% to 2.05%	103,684	18.69 to 16.59	2,029,593	6.06%	9.80% to 8.58%
2009	0.95% to 2.05%	103,439	17.02 to 15.28	1,847,181	6.38%	25.21% to 23.82%
2008	0.95% to 2.05%	116,421	13.59 to 12.34	1,665,806	6.34%	-11.20% to -12.19%
2007	0.95% to 2.05%	138,311	15.31 to 14.05	2,225,704	5.31%	4.05% to 2.89%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2011	0.95% to 1.45%	11,965	9.73 to 9.19	112,671	2.61%	6.15% to 5.62%
2010	0.95% to 1.45%	12,695	9.17 to 8.70	112,991	2.73%	10.29% to 9.74%
2009	0.95% to 1.45%	12,993	8.31 to 7.93	105,337	2.96%	14.30% to 13.73%
2008	0.95% to 1.45%	10,426	7.27 to 6.97	74,252	2.68%	-30.55% to -30.90%
2007	0.95% to 1.50%	13,221	10.47 to 10.05	136,821	2.30%	0.88% to 0.32%
High Yield Trust (FHYT)
2011	0.95% to 1.90%	137,795	17.75 to 15.86	2,325,698	6.65%	2.50% to 1.52%
2010	0.95% to 1.90%	190,156	17.31 to 15.62	3,183,303	7.00%	15.29% to 14.18%
2009	0.95% to 1.90%	343,037	15.02 to 13.68	5,038,389	7.99%	54.05% to 52.57%
2008	0.95% to 1.90%	146,497	9.75 to 8.97	1,367,641	8.64%	-28.81% to -29.49%
2007	0.95% to 1.90%	136,346	13.69 to 12.72	1,793,190	7.65%	2.17% to 1.18%
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)
2011	0.95% to 1.90%	41,523	16.03 to 14.39	648,172	4.38%	1.90% to 0.92%
2010	0.95% to 1.90%	56,098	15.73 to 14.25	863,714	4.49%	6.02% to 5.00%
2009	0.95% to 1.90%	59,189	14.84 to 13.58	863,050	4.79%	15.64% to 14.53%
2008	0.95% to 1.90%	53,935	12.83 to 11.85	679,230	5.15%	-8.13% to -9.01%
2007	0.95% to 1.90%	57,926	13.97 to 13.03	797,935	4.98%	4.74% to 3.73%
Advisor Balanced Fund - Class A (FABA)
2011	0.95% to 1.50%	17,211	12.10 to 11.34	202,783	1.45%	0.40% to -0.16%
2010	0.95% to 1.50%	23,021	12.05 to 11.35	270,598	1.64%	12.19% to 11.57%
2009	0.95% to 1.50%	28,453	10.74 to 10.18	299,710	1.99%	26.02% to 25.32%
2008	0.95% to 1.50%	35,526	8.52 to 8.12	297,253	1.96%	-32.50% to -32.87%
2007	0.95% to 1.50%	42,101	12.63 to 12.10	523,426	1.78%	7.46% to 6.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisor Balanced Fund - Class T (FAB)
2011	1.30%	59,697	$17.11	$1,021,638	1.32%	-0.11%
2010	1.30%	63,448	17.13	1,087,007	1.43%	11.54%
2009	1.30%	70,667	15.36	1,085,420	1.84%	25.29%
2008	1.30%	68,727	12.26	842,534	1.71%	-32.86%
2007	1.30%	76,411	18.26	1,395,238	1.56%	6.81%
Advisor Equity Growth Fund - Class A (FAEGA)
2011	0.95% to 1.65%	95,472	7.27 to 6.72	671,499	0.00%	-0.98% to -1.68%
2010	0.95% to 1.65%	103,042	7.35 to 6.83	734,881	0.00%	22.39% to 21.53%
2009	0.95% to 1.65%	124,740	6.00 to 5.62	730,621	0.00%	26.70% to 25.80%
2008	0.95% to 1.65%	140,144	4.74 to 4.47	651,442	0.11%	-47.46% to -47.83%
2007	0.95% to 1.65%	157,844	9.02 to 8.56	1,401,468	0.00%	25.11% to 24.22%
Advisor Equity Income Fund - Class A (FAEIA)
2011	0.95% to 1.90%	150,911	13.00 to 11.62	1,896,404	1.98%	-0.52% to -1.47%
2010	0.95% to 1.90%	178,554	13.07 to 11.79	2,267,212	1.34%	12.22% to 11.14%
2009	0.95% to 1.90%	222,198	11.65 to 10.61	2,524,127	1.76%	23.33% to 22.14%
2008	0.95% to 1.90%	234,094	9.45 to 8.69	2,164,344	1.43%	-41.18% to -41.74%
2007	0.95% to 1.90%	269,954	16.06 to 14.91	4,262,609	1.12%	2.58% to 1.59%
Advisor Equity Income Fund - Class T (FAEI)
2011	1.30%	82,492	19.83	1,635,451	1.75%	-1.09%
2010	1.30%	91,181	20.04	1,827,597	1.15%	11.66%
2009	1.30%	103,627	17.95	1,860,200	1.51%	22.66%
2008	1.30%	127,058	14.64	1,859,519	1.18%	-41.53%
2007	1.30%	152,824	25.03	3,825,211	0.86%	2.00%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2011	0.95% to 1.50%	44,584	8.12 to 7.61	349,256	0.00%	0.94% to 0.38%
2010	0.95% to 1.50%	51,072	8.05 to 7.58	398,386	0.00%	22.52% to 21.84%
2009	0.95% to 1.50%	54,119	6.57 to 6.22	345,902	0.47%	45.82% to 45.01%
2008	0.95% to 1.90%	61,783	4.50 to 4.14	272,500	0.00%	-55.73% to -56.16%
2007	0.95% to 1.90%	68,649	10.17 to 9.45	682,838	0.00%	21.89% to 20.72%
Advisor Growth Opportunities Fund - Class T (FAGO)
2011	1.30%	127,085	13.97	1,774,960	0.00%	0.42%
2010	1.30%	137,050	13.91	1,906,065	0.00%	21.81%
2009	1.30%	152,316	11.42	1,739,069	0.23%	44.97%
2008	1.30%	170,528	7.88	1,343,043	0.00%	-55.96%
2007	1.30%	223,593	17.88	3,998,681	0.00%	21.26%
Advisor High Income Advantage Fund - Class T (FAHY)
2011	0.95% to 1.90%	25,766	19.22 to 17.18	601,339	6.11%	-1.11% to -2.05%
2010	0.95% to 1.90%	29,851	19.44 to 17.54	702,816	6.72%	16.79% to 15.67%
2009	0.95% to 1.90%	36,159	16.64 to 15.16	727,082	6.50%	68.01% to 66.40%
2008	0.95% to 1.90%	53,238	9.91 to 9.11	612,390	7.09%	-39.52% to -40.10%
2007	0.95% to 1.90%	76,043	16.38 to 15.21	1,442,388	6.40%	1.25% to 0.27%
Advisor Overseas Fund - Class A (FAOA)
2011	0.95% to 1.50%	678	9.14 to 8.59	6,087	1.33%	-18.65% to -19.10%
2010	0.95% to 1.50%	678	11.24 to 10.62	7,495	1.08%	12.02% to 11.40%
2009	0.95% to 1.50%	847	10.03 to 9.53	8,321	1.56%	25.11% to 24.42%
2008	0.95% to 1.50%	1,180	8.02 to 7.66	9,267	1.07%	-43.58% to -43.89%
2007	0.95% to 1.90%	1,459	14.21 to 13.25	20,229	1.36%	15.90% to 14.79%
Asset Manager 50% (FAM)
2011	1.30%	67,768	23.71	1,607,050	1.77%	-1.93%
2010	1.30%	71,921	24.18	1,739,186	1.80%	12.04%
2009	1.30%	76,622	21.58	1,653,754	2.46%	29.24%
2008	1.30%	84,558	16.70	1,412,125	2.87%	-28.74%
2007	1.30%	96,918	23.44	2,271,357	3.09%	4.94%
Balance Sheet Investment Fund - Class A (FRBSI)
2011	0.95% to 1.65%	109,046	19.32 to 17.84	2,042,848	0.50%	-7.25% to -7.90%
2010	0.95% to 1.65%	131,609	20.83 to 19.37	2,673,167	1.51%	20.69% to 19.84%
2009	0.95% to 1.65%	164,620	17.26 to 16.16	2,779,669	1.12%	21.43% to 20.57%
2008	0.95% to 1.65%	186,547	14.21 to 13.40	2,602,134	1.34%	-36.62% to -37.07%
2007	0.95% to 1.85%	204,076	22.42 to 20.99	4,507,348	1.04%	-4.28% to -5.16%
Foreign Fund - Class A (TFF)
2011	0.95% to 1.65%	54,681	14.55 to 13.40	1,079,973	2.10%	-13.54% to -14.15%
2010	0.95% to 1.65%	71,757	16.83 to 15.60	1,633,935	1.76%	7.47% to 6.71%
2009	0.95% to 1.65%	88,536	15.66 to 14.62	1,879,216	1.55%	48.31% to 47.26%
2008	0.95% to 1.65%	128,037	10.56 to 9.93	1,801,366	2.68%	-46.60% to -46.98%
2007	0.95% to 1.65%	171,992	19.78 to 18.73	4,468,461	1.54%	16.13% to 15.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2011	0.95% to 1.90%	273,575	$ 15.50 to $ 13.85	$4,361,527	2.01%	-2.72% to -3.65%
2010	0.95% to 1.90%	326,468	15.93 to 14.37	5,359,725	2.77%	10.35% to 9.30%
2009	0.95% to 1.90%	370,806	14.43 to 13.15	5,518,368	2.20%	26.63% to 25.41%
2008	0.95% to 1.90%	429,113	11.40 to 10.49	5,060,629	0.88%	-38.69% to -39.28%
2007	0.95% to 1.90%	515,438	18.59 to 17.27	9,963,434	2.55%	1.99% to 1.00%
Small-Mid Cap Growth Fund - Class A (FSCG)
2011	0.95% to 1.80%	115,534	8.94 to 8.08	1,002,423	0.00%	-5.80% to -6.60%
2010	0.95% to 1.80%	126,663	9.49 to 8.65	1,170,673	0.00%	27.22% to 26.12%
2009	0.95% to 1.90%	155,606	7.46 to 6.79	1,134,419	0.00%	41.81% to 40.45%
2008	0.95% to 1.90%	178,924	5.26 to 4.84	923,208	0.00%	-43.06% to -43.61%
2007	0.95% to 1.90%	216,319	9.24 to 8.58	1,969,995	0.00%	10.60% to 9.54%
Real Estate Fund - Class A (AREA)
2011	0.95% to 1.90%	120,617	9.77 to 9.71	1,176,920	0.46%	-2.31% to -2.88%	****
AIM Small Cap Growth Fund - Investor Class (ASCGI)
2011	0.95% to 1.65%	52,838	11.15 to 10.71	585,308	0.00%	-2.17% to -2.86%
2010	0.95% to 1.65%	31,371	11.40 to 11.02	354,081	0.00%	25.07% to 24.19%
2009	0.95% to 1.65%	44,299	9.11 to 8.87	400,977	0.00%	33.17% to 32.23%
2008	0.95% to 1.65%	39,233	6.84 to 6.71	267,042	0.00%	-39.33% to -39.76%
2007	0.95% to 1.65%	44,612	11.28 to 11.14	501,565	0.00%	10.32% to 9.54%
Janus Balanced Fund - Class S (JBS)
2011	0.95% to 1.65%	98,460	12.31 to 12.09	1,206,245	1.83%	0.11% to -0.60%
2010	0.95% to 1.65%	92,967	12.29 to 12.16	1,139,235	1.95%	6.49% to 5.74%
2009	0.95% to 1.65%	102,509	11.54 to 11.50	1,182,271	0.65%	15.43% to 15.03%	****
Janus Fund - Class T (JF)
2011	0.95% to 2.05%	226,017	6.08 to 5.33	3,341,605	0.41%	-6.77% to -7.81%
2010	0.95% to 2.05%	264,736	6.52 to 5.79	4,160,420	0.23%	10.16% to 8.93%
2009	0.95% to 2.05%	315,151	5.92 to 5.31	4,377,228	0.49%	36.00% to 34.49%
2008	0.95% to 2.05%	342,863	4.35 to 3.95	3,522,123	0.58%	-40.41% to -41.07%
2007	0.95% to 2.05%	442,645	7.30 to 6.70	7,474,855	0.50%	14.12% to 12.85%
Janus Overseas Fund - Class S (JOS)
2011	0.95% to 1.50%	32,863	9.91 to 9.77	323,703	0.00%	-33.56% to -33.93%
2010	0.95% to 1.50%	32,990	14.91 to 14.79	490,290	0.00%	17.85% to 17.19%
2009	0.95% to 1.50%	13,953	12.65 to 12.62	176,315	0.47%	26.52% to 26.17%	****
Janus Twenty Fund - Class T (JTF)
2011	0.95% to 1.90%	466,181	7.05 to 6.30	12,669,534	0.07%	-9.06% to -9.93%
2010	0.95% to 1.90%	554,286	7.76 to 7.00	16,144,328	0.24%	5.96% to 4.94%
2009	0.95% to 1.90%	631,933	7.32 to 6.67	17,300,779	0.00%	41.91% to 40.55%
2008	0.95% to 1.90%	702,689	5.16 to 4.74	13,313,774	0.01%	-42.52% to -43.08%
2007	0.95% to 1.90%	763,202	8.98 to 8.34	26,571,915	0.21%	34.64% to 33.35%
Janus Worldwide Fund - Class T (JWF)
2011	0.95% to 1.45%	136,743	5.45 to 5.14	1,794,282	0.61%	-14.66% to -15.09%
2010	0.95% to 1.45%	159,288	6.39 to 6.05	2,468,371	0.47%	14.52% to 13.94%
2009	0.95% to 1.45%	186,615	5.58 to 5.31	2,543,389	1.21%	36.37% to 35.68%
2008	0.95% to 1.45%	211,026	4.09 to 3.91	2,121,683	0.80%	-45.54% to -45.82%
2007	0.95% to 1.45%	284,148	7.51 to 7.22	5,184,712	0.50%	8.19% to 7.64%
Janus Worldwide Fund - Class S (JWS)
2011	0.95% to 1.65%	16,166	11.92 to 11.71	191,270	0.33%	-14.87% to -15.47%
2010	0.95% to 1.65%	18,742	14.00 to 13.85	261,201	0.11%	15.73% to 14.91%
2009	0.95% to 1.90%	22,694	12.09 to 12.04	274,116	0.29%	20.94% to 20.37%	****
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2011	0.95% to 1.90%	99,730	18.98 to 16.96	2,010,952	0.00%	-10.95% to -11.80%
2010	0.95% to 1.90%	104,955	21.31 to 19.23	2,383,031	0.00%	22.19% to 21.02%
2009	0.95% to 1.90%	105,658	17.44 to 15.89	1,967,783	0.00%	53.49% to 52.02%
2008	0.95% to 1.90%	110,931	11.36 to 10.45	1,350,395	0.00%	-35.35% to -35.98%
2007	0.95% to 1.90%	118,811	17.58 to 16.33	2,240,523	0.00%	-7.49% to -8.39%
MFS Strategic Income Fund - Class A (MSI)
2011	1.30%	79,260	16.77	1,329,413	5.00%	2.98%
2010	1.30%	70,649	16.29	1,150,745	5.24%	8.47%
2009	1.30%	69,165	15.02	1,038,632	6.21%	23.35%
2008	1.30%	56,765	12.17	691,060	7.47%	-12.96%
2007	1.30%	62,675	13.99	876,658	5.73%	2.23%
Bond Fund - Class D (NBF)
2011	0.95% to 2.05%	25,913	18.62 to 16.34	1,423,676	3.73%	5.60% to 4.43%
2010	0.95% to 2.05%	27,488	17.63 to 15.65	1,458,334	3.87%	7.08% to 5.89%
2009	0.95% to 2.05%	31,453	16.46 to 14.78	1,432,899	5.56%	14.86% to 13.59%
2008	0.95% to 2.05%	29,775	14.33 to 13.01	1,245,419	4.97%	-5.53% to -6.58%
2007	0.95% to 2.05%	34,015	15.17 to 13.93	1,447,779	4.82%	5.09% to 3.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Bond Index Fund - Class A (NBIXA)
2011	0.95% to 1.65%	24,974	$ 16.59 to $ 15.32	$398,381	2.84%	6.10% to 5.35%
2010	0.95% to 1.65%	25,410	15.64 to 14.55	384,194	3.31%	4.90% to 4.16%
2009	0.95% to 1.65%	23,438	14.91 to 13.96	339,699	4.07%	4.00% to 3.27%
2008	0.95% to 1.65%	23,594	14.34 to 13.52	329,974	4.43%	3.46% to 2.73%
2007	0.95% to 1.65%	23,942	13.86 to 13.16	324,184	4.52%	5.30% to 4.55%
Fund - Class A (NFA)
2011	0.95% to 1.65%	123,484	9.45 to 9.39	1,163,324	0.90%	-5.54% to -6.10%	****
Fund - Class D (NF)
2011	0.95% to 1.65%	46,198	9.62 to 8.86	2,542,778	1.11%	-0.56% to -1.26%
2010	0.95% to 1.65%	46,193	9.68 to 8.97	2,789,416	0.75%	11.70% to 10.91%
2009	0.95% to 1.65%	51,653	8.66 to 8.09	2,707,092	1.18%	24.62% to 23.74%
2008	0.95% to 1.65%	51,448	6.95 to 6.54	2,250,187	1.44%	-42.07% to -42.48%
2007	0.95% to 1.65%	61,692	12.00 to 11.37	4,648,533	1.05%	6.88% to 6.12%
Government Bond Fund - Class D (NGBF)
2011	0.95% to 1.90%	187,137	18.08 to 16.16	3,554,137	2.77%	6.30% to 5.28%
2010	0.95% to 1.90%	212,672	17.01 to 15.35	3,770,750	2.86%	3.96% to 2.96%
2009	0.95% to 1.90%	244,555	16.36 to 14.91	4,180,833	3.73%	2.47% to 1.49%
2008	0.95% to 1.90%	240,841	15.97 to 14.69	4,052,977	4.16%	6.96% to 5.94%
2007	0.95% to 1.90%	234,956	14.93 to 13.87	3,709,572	4.19%	6.71% to 5.68%
Growth Fund - Class D (NGF)
2011	0.95% to 1.45%	11,617	6.50 to 6.12	364,967	0.00%	-2.72% to -3.21%
2010	0.95% to 1.45%	12,752	6.68 to 6.33	444,748	0.08%	20.63% to 20.02%
2009	0.95% to 1.45%	13,029	5.54 to 5.27	387,412	0.30%	31.89% to 31.22%
2008	0.95% to 1.45%	14,627	4.20 to 4.02	347,429	0.35%	-39.29% to -39.59%
2007	0.95% to 1.45%	18,612	6.91 to 6.65	713,883	0.27%	18.46% to 17.86%
International Index Fund - Class A (NIIXA)
2011	1.10% to 1.45%	648	9.66 to 9.28	6,158	2.06%	-14.07% to -14.38%
2010	1.10% to 1.45%	1,477	11.24 to 10.84	16,387	2.33%	6.29% to 5.92%
2009	1.10% to 1.90%	1,611	10.58 to 9.81	16,826	2.89%	27.29% to 26.26%
2008	1.10% to 1.90%	1,612	8.31 to 7.77	13,236	3.10%	-43.05% to -43.51%
2007	1.10% to 1.90%	1,690	14.59 to 13.75	24,400	2.43%	8.94% to 8.05%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2011	0.95% to 1.65%	130,269	10.90 to 10.07	1,370,187	1.36%	-5.01% to -5.68%
2010	0.95% to 1.65%	146,892	11.48 to 10.67	1,635,176	1.46%	13.48% to 12.68%
2009	0.95% to 1.65%	166,944	10.12 to 9.47	1,646,518	1.86%	26.06% to 25.17%
2008	0.95% to 1.65%	170,493	8.02 to 7.57	1,341,167	1.97%	-37.37% to -37.82%
2007	0.95% to 1.65%	167,063	12.81 to 12.17	2,107,296	2.98%	4.88% to 4.13%
Investor Destinations Conservative Fund - Service Class (IDCS)
2011	0.95% to 1.60%	82,979	13.42 to 12.47	1,085,216	1.77%	1.91% to 1.24%
2010	0.95% to 1.60%	127,050	13.17 to 12.31	1,642,995	1.79%	4.86% to 4.17%
2009	0.95% to 1.60%	212,475	12.56 to 11.82	2,640,623	2.57%	7.78% to 7.07%
2008	0.95% to 1.60%	148,614	11.66 to 11.04	1,708,765	2.84%	-7.07% to -7.68%
2007	0.95% to 1.55%	181,530	12.54 to 12.00	2,260,989	3.87%	4.34% to 3.70%
Investor Destinations Moderate Fund - Service Class (IDMS)
2011	0.95% to 1.90%	400,899	12.41 to 11.13	4,824,358	1.61%	-1.05% to -1.99%
2010	0.95% to 1.90%	434,421	12.54 to 11.36	5,299,735	1.76%	9.68% to 8.63%
2009	0.95% to 1.90%	481,308	11.43 to 10.46	5,384,082	2.24%	17.94% to 16.81%
2008	0.95% to 1.90%	589,087	9.69 to 8.95	5,605,638	2.47%	-23.90% to -24.63%
2007	0.95% to 1.90%	629,646	12.74 to 11.88	7,897,722	3.60%	4.55% to 3.55%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2011	0.95% to 1.90%	319,033	11.70 to 10.50	3,622,528	1.48%	-3.12% to -4.05%
2010	0.95% to 1.90%	356,351	12.08 to 10.94	4,193,939	1.69%	11.72% to 10.65%
2009	0.95% to 1.90%	378,369	10.81 to 9.89	3,994,416	2.10%	23.09% to 21.91%
2008	0.95% to 1.90%	376,422	8.78 to 8.11	3,238,223	2.24%	-31.96% to -32.62%
2007	0.95% to 1.90%	373,509	12.91 to 12.04	4,736,061	3.19%	5.16% to 4.15%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2011	0.95% to 1.60%	105,880	13.22 to 12.28	1,358,685	1.74%	0.99% to 0.33%
2010	0.95% to 1.60%	119,444	13.09 to 12.24	1,524,417	1.94%	7.40% to 6.70%
2009	0.95% to 1.60%	127,996	12.19 to 11.47	1,528,543	2.39%	13.23% to 12.49%
2008	0.95% to 1.60%	148,381	10.77 to 10.20	1,568,784	2.71%	-15.80% to -16.35%
2007	0.95% to 1.65%	197,681	12.79 to 12.15	2,496,673	3.58%	4.78% to 4.03%
Mid Cap Market Index Fund - Class A (NMCIXA)
2011	0.95% to 1.65%	56,719	15.81 to 14.60	871,695	0.55%	-3.73% to -4.41%
2010	0.95% to 1.65%	63,048	16.42 to 15.27	1,011,201	0.77%	24.66% to 23.78%
2009	0.95% to 1.75%	72,630	13.18 to 12.22	937,685	0.87%	35.23% to 34.14%
2008	0.95% to 1.90%	79,224	9.74 to 9.00	758,642	0.77%	-37.33% to -37.93%
2007	0.95% to 2.10%	101,347	15.54 to 14.28	1,554,704	1.21%	6.22% to 4.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Money Market Fund - Prime Shares (MMF)
2011	1.30%	351,137	$ 24.05 to $ 30.48	$8,451,515	0.00%	-1.30%
2010	1.30%	364,267	24.37 to 30.88	8,886,266	0.00%	-1.30%
2009	1.30%	388,450	24.69 to 31.28	9,605,483	0.02%	-1.28%
2008	1.30%	441,677	25.01 to 31.49	11,061,920	2.09%	0.76%
2007	1.30%	441,241	31.45	10,974,601	4.69%	3.48%
Money Market Fund - Service Class (MMFR)
2011	0.95% to 1.90%	379,129	11.24 to 10.05	4,151,623	0.00%	-0.95% to -1.89%
2010	0.95% to 1.90%	404,615	11.35 to 10.24	4,484,839	0.00%	-0.95% to -1.90%
2009	0.95% to 1.90%	481,353	11.46 to 10.44	5,404,293	0.01%	-0.95% to -1.90%
2008	0.95% to 1.90%	858,237	11.57 to 10.64	9,814,845	1.95%	1.03% to 0.07%
2007	0.95% to 1.90%	716,972	11.45 to 10.64	8,125,799	4.38%	3.75% to 2.75%
Nationwide Growth Fund - Class A (NGFA)
2011	0.95% to 1.45%	32,512	13.16 to 12.63	417,301	0.00%	-2.89% to -3.38%
2010	0.95% to 1.45%	37,104	13.55 to 13.07	491,695	0.00%	20.28% to 19.67%
2009	0.95% to 1.45%	34,957	11.26 to 10.92	386,496	0.11%	31.33% to 30.67%
2008	0.95% to 1.45%	36,305	8.58 to 8.36	306,674	0.16%	-39.45% to -39.75%
2007	0.95% to 1.45%	38,025	14.16 to 13.88	532,049	0.24%	18.14% to 17.54%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	1.30%	94,736	12.03	1,140,129	1.77%	-5.18%
2010	1.30%	120,224	12.69	1,525,879	1.65%	13.14%
2009	1.30%	127,979	11.22	1,435,666	1.06%	25.55%
2008	1.30%	105,894	8.93	946,155	2.15%	-37.67%
2007	1.30%	88,936	14.33	1,274,798	1.92%	4.57%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	1.30%	26,297	12.18	320,407	2.28%	1.60%
2010	1.30%	18,103	11.99	217,106	2.48%	4.52%
2009	1.30%	26,698	11.47	306,349	1.81%	7.67%
2008	1.30%	11,637	10.66	124,022	3.40%	-7.24%
2007	1.30%	9,730	11.49	111,797	3.81%	4.00%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.95% to 1.45%	188,919	13.01 to 12.83	2,340,885	2.13%	-0.99% to -1.49%
2010	0.95% to 1.60%	183,117	13.14 to 12.99	2,302,891	1.93%	9.86% to 9.14%
2009	0.95% to 1.60%	151,279	11.96 to 11.90	1,737,400	1.52%	19.58% to 19.04%	****
2008	1.30%	118,611	9.73	1,153,663	2.78%	-24.19%
2007	1.30%	117,113	12.83	1,502,660	2.86%	4.28%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	1.30%	222,295	12.31	2,737,353	2.02%	-3.40%
2010	1.30%	210,735	12.75	2,686,238	1.82%	11.37%
2009	1.30%	190,707	11.45	2,182,798	1.31%	22.78%
2008	1.30%	176,763	9.32	1,647,885	2.48%	-32.28%
2007	1.30%	154,475	13.77	2,126,683	2.16%	4.76%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	1.30%	64,339	12.46	801,865	2.27%	0.74%
2010	1.30%	58,117	12.37	719,009	2.04%	7.11%
2009	1.30%	42,401	11.55	489,770	1.72%	13.07%
2008	1.30%	39,270	10.22	401,164	3.27%	-16.15%
2007	1.30%	18,241	12.18	222,229	3.27%	4.48%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2011	1.10% to 1.45%	12,851	8.23 to 8.13	105,080	1.26%	-10.62% to -10.93%
2010	1.10% to 1.45%	8,906	9.21 to 9.12	81,599	0.83%	12.55% to 12.16%
2009	1.00% to 1.45%	5,179	8.20 to 8.14	42,321	1.08%	34.75% to 34.13%
2008	1.00% to 1.30%	5,488	6.08 to 6.07	33,359	0.00%	-39.17% to -39.29%	****
S&P 500 Index Fund - Service Class (NIXR)
2011	0.95% to 2.05%	250,592	8.87 to 7.79	2,289,393	1.42%	0.51% to -0.61%
2010	0.95% to 2.05%	287,834	8.83 to 7.84	2,633,472	1.47%	13.30% to 12.05%
2009	0.95% to 2.05%	286,683	7.79 to 6.99	2,307,596	1.95%	24.77% to 23.38%
2008	0.95% to 2.05%	316,384	6.25 to 5.67	2,031,180	1.61%	-38.05% to -38.74%
2007	0.95% to 2.05%	371,525	10.08 to 9.25	3,878,814	1.41%	3.76% to 2.60%
Small Cap Index Fund - Class A (NSCIXA)
2011	0.95% to 1.65%	40,467	14.07 to 12.99	552,169	0.56%	-5.56% to -6.23%
2010	0.95% to 1.65%	50,675	14.89 to 13.85	735,314	0.89%	25.20% to 24.32%
2009	0.95% to 1.65%	56,625	11.90 to 11.14	659,475	0.71%	25.14% to 24.25%
2008	0.95% to 1.65%	68,434	9.51 to 8.97	639,017	0.70%	-34.70% to -35.17%
2007	0.95% to 1.65%	70,511	14.56 to 13.83	1,011,989	1.25%	-3.35% to -4.04%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	1.20% to 1.35%	5,976	11.75 to 11.71	70,042	3.12%	-13.48% to -13.61%
2010	1.20% to 1.40%	4,737	13.59 to 13.54	64,230	2.18%	5.07% to 4.86%
2009	1.20% to 1.45%	4,132	12.93 to 12.91	53,391	1.28%	29.30% to 29.08%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Genesis Fund - Trust Class (NBGST)
2011	0.95% to 1.90%	307,263	$ 29.66 to $ 26.50	$9,065,232	0.93%	3.61% to 2.62%
2010	0.95% to 1.90%	351,590	28.62 to 25.83	10,053,937	0.00%	20.22% to 19.07%
2009	0.95% to 1.90%	431,654	23.81 to 21.69	10,288,233	0.00%	25.05% to 23.85%
2008	0.95% to 1.90%	506,634	19.04 to 17.51	9,690,345	0.00%	-33.49% to -34.13%
2007	0.95% to 1.90%	569,440	28.63 to 26.59	16,441,025	0.14%	20.64% to 19.48%
Guardian Fund - Investor Class (NBGF)
2011	1.30%	64,271	21.82	1,402,100	0.65%	-4.19%
2010	1.30%	69,743	22.77	1,588,094	0.36%	17.96%
2009	1.30%	78,552	19.30	1,516,365	0.54%	28.52%
2008	1.30%	93,599	15.02	1,405,916	0.39%	-39.02%
2007	1.30%	99,765	24.63	2,457,404	0.61%	6.21%
Guardian Fund - Trust Class (NBGT)
2011	0.95% to 1.45%	13,785	11.74 to 11.06	157,809	0.82%	-3.97% to -4.45%
2010	0.95% to 1.45%	13,494	12.22 to 11.58	160,899	0.37%	18.23% to 17.64%
2009	0.95% to 1.45%	14,316	10.34 to 9.84	144,646	0.59%	28.57% to 27.92%
2008	0.95% to 1.45%	15,586	8.04 to 7.69	122,622	0.34%	-38.86% to -39.17%
2007	0.95% to 1.45%	22,233	13.15 to 12.65	287,874	0.72%	6.36% to 5.82%
Partners Fund - Investor Class (PF)
2011	1.30%	90,001	30.39	2,734,688	0.39%	-12.42%
2010	1.30%	107,237	34.69	3,720,403	0.13%	13.90%
2009	1.30%	115,319	30.46	3,512,455	0.67%	54.07%
2008	1.30%	124,626	19.77	2,463,697	0.30%	-52.61%
2007	1.30%	142,633	41.72	5,950,033	0.32%	8.66%
Partners Fund - Trust Class (NBPT)
2011	0.95% to 1.90%	17,875	11.96 to 10.69	210,308	0.20%	-12.30% to -13.14%
2010	0.95% to 1.90%	21,075	13.64 to 12.31	283,156	0.01%	14.10% to 13.01%
2009	0.95% to 1.90%	22,103	11.95 to 10.89	260,739	0.73%	54.37% to 52.89%
2008	0.95% to 1.90%	25,492	7.74 to 7.12	194,979	0.27%	-52.52% to -52.98%
2007	0.95% to 1.90%	27,172	16.31 to 15.15	438,739	0.25%	8.79% to 7.74%
Short Duration Bond Fund - Investor Class (NLMB)
2011	1.30%	46,949	14.73	691,497	2.74%	-0.59%
2010	1.30%	50,426	14.82	747,087	3.28%	4.59%
2009	1.30%	51,020	14.17	722,722	4.97%	11.88%
2008	1.30%	59,145	12.66	748,858	5.17%	-17.13%
2007	1.30%	69,314	15.28	1,058,965	5.48%	3.98%
Socially Responsive Fund - Trust Class (NBSRT)
2011	0.95% to 1.50%	85,393	13.19 to 12.64	1,105,899	0.59%	-3.97% to -4.50%
2010	0.95% to 1.50%	91,353	13.73 to 13.23	1,236,454	0.17%	21.40% to 20.72%
2009	0.95% to 1.50%	91,835	11.31 to 10.96	1,027,469	0.40%	29.10% to 28.39%
2008	0.95% to 1.50%	101,361	8.76 to 8.54	881,359	0.44%	-39.48% to -39.82%
2007	0.95% to 1.50%	129,136	14.48 to 14.19	1,861,389	0.54%	6.29% to 5.69%
Champion Income Fund - Class A (OCHI)
2011	0.95% to 1.45%	112,498	3.66 to 3.50	410,080	7.92%	-3.34% to -3.82%
2010	0.95% to 1.45%	16,640	3.79 to 3.64	61,231	9.74%	12.73% to 12.16%
2009	0.95% to 1.45%	21,838	3.36 to 3.25	71,469	10.01%	19.15% to 18.55%
2008	0.95% to 1.45%	20,984	2.82 to 2.74	58,206	9.04%	-78.71% to -78.82%
2007	0.95% to 1.45%	19,055	13.24 to 12.93	249,351	7.43%	-1.06% to -1.56%
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
2011	0.95% to 1.80%	147,006	7.77 to 7.05	1,117,282	0.16%	-2.51% to -3.34%
2010	0.95% to 1.80%	177,028	7.97 to 7.30	1,384,023	0.00%	8.11% to 7.18%
2009	0.95% to 1.80%	204,982	7.37 to 6.81	1,484,634	0.00%	42.22% to 41.00%
2008	0.95% to 1.80%	216,105	5.18 to 4.83	1,103,293	0.00%	-46.41% to -46.87%
2007	0.95% to 1.80%	245,700	9.67 to 9.09	2,345,097	0.00%	12.68% to 11.71%
Oppenheimer Global Fund - Class A (OGF)
2011	0.95% to 1.90%	134,697	12.23 to 10.93	4,119,651	1.61%	-9.56% to -10.43%
2010	0.95% to 1.90%	159,326	13.52 to 12.20	5,405,188	0.84%	14.58% to 13.48%
2009	0.95% to 1.90%	204,845	11.80 to 10.75	5,832,080	0.60%	37.88% to 36.56%
2008	0.95% to 1.90%	239,483	8.56 to 7.87	4,879,638	1.38%	-41.59% to -42.15%
2007	0.95% to 1.90%	304,168	14.65 to 13.61	10,412,275	1.01%	4.95% to 3.94%
Oppenheimer Strategic Income Fund - Class A (OSI)
2011	0.95% to 1.60%	65,655	18.91 to 17.56	1,218,033	6.11%	-0.07% to -0.72%
2010	0.95% to 1.60%	97,222	18.92 to 17.69	1,817,449	6.47%	14.86% to 14.10%
2009	0.95% to 1.60%	62,556	16.47 to 15.50	1,011,659	6.74%	20.93% to 20.14%
2008	0.95% to 1.60%	52,611	13.62 to 12.90	702,172	5.71%	-17.30% to -17.84%
2007	0.95% to 1.60%	51,188	16.47 to 15.70	828,973	6.73%	8.18% to 7.47%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
PIMCO Total Return Fund - Class A (PMTRA)
2011	0.95% to 1.80%	174,563	$ 18.85 to $ 17.11	$3,198,201	3.47%	2.76% to 1.88%
2010	0.95% to 1.80%	231,006	18.34 to 16.79	4,147,110	2.67%	7.33% to 6.41%
2009	0.95% to 1.80%	241,882	17.09 to 15.78	4,057,102	5.14%	12.24% to 11.28%
2008	0.95% to 1.80%	270,552	15.22 to 14.18	4,056,734	4.67%	3.21% to 2.32%
2007	0.95% to 1.80%	252,154	14.75 to 13.86	3,667,101	4.54%	7.53% to 6.61%
VP International Fund - Class IV (ACVI4)
2011	0.95% to 1.65%	115,080	12.83 to 12.15	1,439,054	1.21%	-13.02% to -13.64%
2010	0.95% to 1.65%	123,221	14.75 to 14.07	1,778,071	2.27%	12.06% to 11.27%
2009	0.95% to 1.65%	145,746	13.17 to 12.65	1,885,079	2.03%	32.36% to 31.42%
2008	0.95% to 1.65%	166,730	9.95 to 9.62	1,636,083	0.64%	-45.47% to -45.86%
2007	0.95% to 1.90%	211,966	18.24 to 17.61	3,823,715	0.50%	16.77% to 15.65%
Capital & Income Fund (FCI)
2011	1.30%	4,043	103.20	417,231	5.94%	-3.18%
2010	1.30%	4,434	106.59	472,618	6.92%	15.61%
2009	1.30%	4,474	92.20	412,496	8.24%	69.91%
2008	1.30%	4,633	54.26	251,407	7.46%	-32.79%
2007	1.30%	4,872	80.73	393,334	5.86%	2.46%
Equity-Income Fund (FEI)
2011	1.30%	53,403	93.72	5,005,078	1.99%	-5.92%
2010	1.30%	57,518	99.62	5,729,677	1.82%	13.63%
2009	1.30%	61,956	87.66	5,431,364	2.08%	27.85%
2008	1.30%	70,057	68.57	4,803,660	2.11%	-42.40%
2007	1.30%	78,213	119.05	9,310,928	1.73%	0.07%
High Income Portfolio - Initial Class (FHIP)
2011	1.30%	870	32.33	28,124	6.94%	2.68%
2010	1.30%	870	31.48	27,390	7.93%	12.34%
2009	1.30%	871	28.02	24,408	8.31%	42.09%
2008	1.30%	872	19.72	17,198	9.00%	-25.96%
2007	1.30%	872	26.64	23,228	8.43%	1.44%
Magellan Fund (FMG)
2011	1.30%	242,476	24.27	5,884,062	0.55%	-12.70%
2010	1.30%	280,361	27.80	7,793,238	0.80%	10.95%
2009	1.30%	317,718	25.05	7,960,286	0.66%	39.30%
2008	1.30%	340,576	17.99	6,125,802	0.14%	-50.06%
2007	1.30%	409,548	36.02	14,750,208	0.43%	17.27%
Puritan Fund (FPR)
2011	1.30%	144,530	34.04	4,919,416	1.85%	-0.63%
2010	1.30%	162,391	34.25	5,562,637	2.25%	12.56%
2009	1.30%	174,283	30.43	5,303,824	2.92%	25.04%
2008	1.30%	192,799	24.34	4,692,229	2.78%	-30.08%
2007	1.30%	239,711	34.81	8,344,053	2.83%	4.79%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	0.95% to 1.65%	130,332	11.17 to 10.58	1,421,543	1.13%	-18.17% to -18.75%
2010	0.95% to 1.65%	156,507	13.65 to 13.02	2,098,261	1.22%	11.75% to 10.97%
2009	0.95% to 1.65%	175,129	12.22 to 11.74	2,106,532	1.99%	25.00% to 24.12%
2008	0.95% to 1.65%	192,827	9.77 to 9.46	1,861,786	2.31%	-44.48% to -44.87%
2007	0.95% to 1.65%	206,096	17.60 to 17.15	3,591,592	3.02%	15.94% to 15.12%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.95% to 1.65%	175,889	13.21 to 12.52	2,267,853	1.67%	-11.53% to -12.15%
2010	0.95% to 1.65%	195,587	14.94 to 14.25	2,859,903	1.77%	7.38% to 6.62%
2009	0.95% to 1.65%	231,595	13.91 to 13.36	3,163,292	3.39%	35.89% to 34.93%
2008	0.95% to 1.65%	243,351	10.24 to 9.90	2,453,939	2.52%	-40.96% to -41.38%
2007	0.95% to 1.65%	266,843	17.34 to 16.89	4,573,075	2.24%	14.34% to 13.53%
Global Securities Fund/VA - Class 4 (OVGS4)
2011	0.95% to 1.90%	361,436	13.52 to 12.56	4,779,432	1.04%	-9.36% to -10.23%
2010	0.95% to 1.90%	377,372	14.92 to 13.99	5,522,913	1.24%	14.57% to 13.47%
2009	0.95% to 1.90%	418,147	13.02 to 12.33	5,359,597	1.84%	38.06% to 36.73%
2008	0.95% to 1.90%	450,764	9.43 to 9.02	4,198,500	1.28%	-40.91% to -41.48%
2007	0.95% to 1.90%	528,809	15.96 to 15.41	8,361,948	1.15%	5.05% to 4.03%
Voyager Fund - Class A (PVF)
2011	0.95% to 1.50%	16,236	13.69 to 13.05	218,814	0.00%	-18.54% to -18.99%
2010	0.95% to 1.60%	14,066	16.81 to 15.98	232,746	0.43%	19.46% to 18.68%
2009	0.95% to 1.60%	11,311	14.07 to 13.47	157,004	1.79%	62.42% to 61.36%
2008	0.95% to 1.50%	5,382	8.66 to 8.39	46,036	0.00%	-37.58% to -37.93%
2007	0.95% to 1.50%	5,061	13.88 to 13.52	69,503	0.00%	4.29% to 3.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Dynamics Fund - Investor Class (IDF)
2011	0.95% to 1.65%	355,806	$ 6.96 to $ 6.40	$3,663,275	2.68%	-5.31% to -5.97%
2010	0.95% to 1.65%	356,879	7.35 to 6.81	3,933,835	0.00%	22.29% to 21.43%
2009	0.95% to 1.65%	414,502	6.01 to 5.61	3,660,750	0.00%	41.51% to 40.51%
2008	0.95% to 1.65%	466,348	4.25 to 3.99	2,857,187	0.00%	-47.57% to -47.94%
2007	0.95% to 1.65%	581,092	8.10 to 7.67	6,784,597	0.00%	11.27% to 10.48%
Putnam International Equity Fund - Class A (PUIGA)
2011	1.45% to 1.50%	265	13.15 to 13.09	3,484	4.87%	-16.76% to -16.80%
2010	1.45% to 1.50%	265	15.79 to 15.73	4,185	2.24%	8.50% to 8.44%
2009	1.45% to 1.50%	265	14.56 to 14.51	3,857	2.66%	23.45% to 23.39%
2008	1.45% to 1.50%	265	11.79 to 11.76	3,125	0.00%	-45.64% to -45.67%
2007	1.45% to 1.50%	265	21.69 to 21.64	5,749	2.77%	6.82% to 6.77%
Virtus Balanced Fund - Class A (PBF)
2011	1.30%	32,704	22.33	730,325	1.61%	0.16%
2010	1.30%	30,840	22.29	687,576	1.77%	10.37%
2009	1.30%	33,587	20.20	678,463	2.50%	21.77%
2008	1.30%	32,819	16.59	544,406	2.82%	-26.81%
2007	1.30%	40,077	22.66	908,282	2.31%	4.49%
Advisors Small Cap Fund - Class A (WRASCA)
2011	0.95% to 1.60%	39,469	18.87 to 17.83	733,794	0.00%	-6.39% to -7.00%
2010	0.95% to 1.60%	36,223	20.16 to 19.17	719,153	0.00%	34.65% to 33.77%
2009	0.95% to 1.60%	17,748	14.97 to 14.33	261,564	0.00%	41.61% to 40.68%
2008	0.95% to 1.60%	16,298	10.57 to 10.19	169,941	0.00%	-38.30% to -38.70%
2007	0.95% to 1.60%	16,996	17.14 to 16.62	288,028	0.00%	6.66% to 5.95%
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)
2011	0.95% to 1.90%	110,822	16.66 to 14.88	2,298,734	0.00%	-3.40% to -4.33%
2010	0.95% to 1.90%	129,509	17.24 to 15.56	2,797,735	0.00%	23.71% to 22.52%
2009	0.95% to 1.90%	147,479	13.94 to 12.70	2,542,019	0.13%	39.94% to 38.60%
2008	0.95% to 1.90%	175,388	9.96 to 9.16	2,153,047	0.00%	-35.54% to -36.16%
2007	0.95% to 1.90%	215,499	15.45 to 14.35	4,102,076	0.62%	8.89% to 7.84%
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)
2011	0.95% to 1.50%	17,678	10.74 to 10.72	189,679	0.00%	7.44% to 7.23%	****
Advantage Funds(R) - Growth Fund - Investor Class (SGR)
2011	0.95% to 1.50%	52,250	18.49 to 17.67	946,938	0.00%	6.86% to 6.27%
2010	0.95% to 1.50%	38,693	17.31 to 16.63	655,129	0.00%	24.95% to 24.25%
2009	0.95% to 1.50%	39,201	13.85 to 13.38	532,935	0.00%	45.93% to 45.12%
2008	0.95% to 1.60%	46,687	9.49 to 9.17	437,411	0.00%	-41.02% to -41.40%
2007	0.95% to 1.45%	41,166	16.09 to 15.76	654,897	0.00%	26.20% to 25.56%
Advantage Funds(R) - Large Cap Core - Investor Class (WFLCCI)
2011	0.95% to 1.60%	8,506	11.57 to 11.46	98,073	0.52%	-1.07% to -1.72%
2010	0.95% to 1.60%	9,306	11.70 to 11.66	108,736	0.37%	16.98% to 16.63%	****
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
2011	1.30%	54,404	27.15	1,476,856	0.00%	1.56%
2010	1.30%	59,749	26.73	1,596,983	0.00%	15.24%
2009	1.30%	63,733	23.19	1,478,149	0.08%	34.69%
2008	1.30%	61,544	17.22	1,059,719	0.00%	-39.62%
2007	1.30%	67,345	28.52	1,920,567	0.00%	16.58%
Equity Value Fund - Administrative Class (WFEVAD)
2011	1.30%	63,766	10.39	662,236	0.49%	3.85%	****
A Bonds Plus, Inc. (obsolete) (DBP)
2007	1.30%	124,170	16.05	1,993,145	4.86%	2.09%
Advantage Funds(R) - Large Company Core Fund - Investor Class(obsolete) (SGI)
2009	0.95% to 1.60%	17,526	6.62 to 6.23	113,643	0.53%	37.61% to 36.70%
2008	0.95% to 1.60%	20,927	4.81 to 4.56	98,538	0.89%	-39.88% to -40.27%
2007	0.95% to 1.85%	20,646	8.00 to 7.49	162,231	0.58%	1.26% to 0.34%
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class(obsolete) (WFMCGZ)
2010	0.95% to 1.50%	14,359	14.66 to 14.20	206,183	0.00%	19.69% to 19.03%
2009	0.95% to 1.50%	23,273	12.24 to 11.93	281,446	0.00%	52.55% to 51.70%
2008	0.95% to 1.50%	21,653	8.03 to 7.86	172,174	0.00%	-45.52% to -45.82%
2007	0.95% to 1.50%	27,492	14.73 to 14.51	402,742	0.00%	17.49% to 16.84%
Basic Balanced Fund - Investor Class(obsolete) (ABBLI)
2010	0.95% to 2.05%	10,213	9.90 to 9.31	99,144	1.19%	6.81% to 5.62%
2009	0.95% to 2.05%	14,367	9.27 to 8.82	131,483	1.90%	33.47% to 31.98%
2008	0.95% to 2.05%	9,970	6.94 to 6.68	68,314	3.27%	-39.30% to -39.98%
2007	0.95% to 2.05%	14,079	11.44 to 11.13	159,689	2.45%	1.48% to 0.34%
Delchester Fund - Institutional Class (obsolete) (DBF)
2008	1.30%	30,808	12.48	384,544	8.47%	-27.19%
2007	1.30%	23,032	17.14	394,832	8.86%	0.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Fund - Class I(obsolete) (EIG)
2010	1.30%	28,914	$ 25.65	$741,586	1.06%	12.30%
2009	1.30%	30,885	22.84	705,382	1.27%	24.68%
2008	1.30%	32,482	18.32	594,984	1.63%	-35.63%
2007	1.30%	33,367	28.46	949,513	1.56%	1.65%
Global Fixed Income Fund - Common Class (obsolete) (WPGF)
2008	1.30%	55,748	15.57	868,048	7.28%	-0.55%
2007	1.30%	46,017	15.66	720,482	5.46%	6.65%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 1.50%	17,226	9.17 to 8.80	154,660	2.77%	-26.26% to -26.67%
2007	0.95% to 1.50%	16,842	12.43 to 12.00	205,864	1.98%	3.63% to 3.05%
Janus Adviser Series - Balanced Fund - Class S (obsolete) (JABR)
2008	0.95% to 1.65%	109,127	11.08 to 10.45	1,192,486	2.09%	-15.63% to -16.22%
2007	0.95% to 1.65%	87,699	13.13 to 12.47	1,134,521	2.43%	8.80% to 8.03%
Janus Adviser Series - International Growth Fund - Class S (obsolete) (JAIGR)
2008	1.20% to 1.50%	4,368	9.21 to 8.98	40,083	3.43%	-49.63% to -49.78%
2007	1.20% to 1.90%	4,431	18.28 to 17.37	80,714	2.47%	24.62% to 23.74%
Janus Adviser Series - Worldwide Fund - Class S (obsolete) (JAWGR)
2008	0.95% to 1.90%	52,632	4.60 to 4.24	236,991	0.57%	-45.23% to -45.75%
2007	0.95% to 1.90%	59,906	8.39 to 7.82	493,594	0.17%	7.88% to 6.84%
Large Cap Blend Fund - Common Class(obsolete) (CSLCBC)
2010	1.30%	153,595	10.62	1,631,092	0.31%	6.19%	****
Mid-Cap Core Fund - Common Class(obsolete) (WPEG)
2009	1.30%	108,609	14.06	1,527,404	0.76%	33.80%
2008	1.30%	118,749	10.51	1,248,174	0.72%	-38.99%
2007	1.30%	158,338	17.23	2,727,762	0.00%	10.13%
Nationwide Large Cap Value Fund - Class A(obsolete) (PRLVA)
2010	0.95% to 1.65%	109,173	13.84 to 12.83	1,442,584	0.59%	11.20% to 10.41%
2009	0.95% to 1.65%	122,770	12.45 to 11.62	1,463,405	1.25%	17.39% to 16.56%
2008	0.95% to 1.65%	138,197	10.60 to 9.97	1,413,338	1.47%	-34.78% to -35.24%
2007	0.95% to 1.65%	163,103	16.26 to 15.40	2,562,249	1.00%	-3.44% to -4.13%
Value Opportunities Fund - Class A (obsolete) (NVOA)
2008	0.95% to 1.60%	13,461	10.12 to 9.58	134,464	0.22%	-36.46% to -36.87%
2007	0.95% to 1.60%	14,042	15.92 to 15.18	220,907	0.00%	-8.52% to -9.12%
Van Kampen Real Estate Securities Fund - Class A(obsolete) (VKRES)
2010	0.95% to 1.90%	43,139	21.27 to 19.76	900,144	1.13%	23.57% to 22.38%
2009	0.95% to 1.90%	52,866	17.22 to 16.14	896,072	1.75%	27.29% to 26.07%
2008	0.95% to 1.90%	62,570	13.53 to 12.81	837,040	1.46%	-39.22% to -39.81%
2007	0.95% to 1.90%	66,818	22.25 to 21.28	1,475,872	1.27%	-18.13% to -18.92%

2011	Reserves for annuity contracts in payout phase:			1,138
2011	Contract owners equity:			$195,852,523
2010	Reserves for annuity contracts in payout phase:			1,327
2010	Contract owners equity:			$225,817,512
2009	Reserves for annuity contracts in payout phase:			44,895
2009	Contract owners equity:			$226,799,748
2008	Reserves for annuity contracts in payout phase:			36,699
2008	Contract owners equity:			$197,657,447
2007	Reserves for annuity contracts in payout phase:			71,144
2007	Contract owners equity:			$341,813,434

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.